UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2005

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
37	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Tom Durante, CFA.

The six-month reporting period produced mixed results for U.S. stocks across most market-capitalization ranges. After rallying strongly in the weeks after the November 2004 presidential election, equities gave back most of their gains as rising energy prices and higher interest rates took their toll on investor sentiment during the first few months of 2005.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle; one that typically is characterized by higher interest rates and slowing corporate profit growth. In this current market environment, we believe it is important to maintain a long-term investment perspective, and your financial advisor can help you decide what adjustments, if any, you should make to your investment portfolio.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Tom Durante, CFA, Portfolio Manager

For the six-month period ended April 30, 2005, Dreyfus Smallcap Stock Index Fund produced a total return of 2.39% .1 The Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”) produced a 2.57% return for the same period.2,3

We attribute the fund and market’s performance to investor’s changing economic expectations. Stock market gains achieved primarily during the first half of the reporting period were followed by relatively lackluster returns during the second half of the reporting period.The difference in return between the fund and the S&P 600 Index was primarily due to the fund’s sampling strategy, transaction costs and other fund operating expenses.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 600 Index. To reach this goal, the fund generally invests in a representative sample of the stocks listed in the S&P 600 Index.While the fund generally owns the vast majority of the stocks in the S&P 600 Index, some very small, less liquid stocks may be excluded from the portfolio. Often considered a barometer for the small-cap stock market in general, the S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

As an index fund, the fund uses a passive management approach: all investment decisions are made based on the composition of the S&P 600 Index.The fund does not attempt to manage market volatility.

How did Dreyfus Smallcap Stock Index Fund perform relative to its benchmark?

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Small-cap stocks are often those of new and entrepreneurial companies and tend to grow faster than large-cap companies.They also typically use any profits for expansion rather than for paying dividends. Compared to larger, more established companies, small companies are subject to more erratic market movements and may carry additional risks because, among other things, their revenues and earnings also tend to be less predictable. As a result, their stocks tend to be less liquid and more volatile.

What other factors influenced the fund’s performance?

When the reporting period began, the U.S. economy was growing stronger due to low interest rates, strong consumer confidence and higher levels of capital spending among businesses. These factors helped fuel a post-election stock market rally, which persisted through the end of 2004. By February 2005, however, the U.S. economy appeared to hit a “soft patch,” and investors became concerned that rising short-term interest rates and higher energy prices might begin to constrain economic growth. As a result, investor sentiment shifted from smaller, faster-growing companies to shares of larger companies with track records of stable and predictable earnings under a broad range of economic conditions.This shift in sentiment hurt the smaller, less established and entrepreneurial companies that comprise the S&P 600 Index.

In this changing investment environment, the producer goods and services sector produced some of the stronger gains of the reporting period. Companies in the home construction, mining, industrial parts and heavy machinery industries posted especially positive results due to strong global economic growth and rising demand for these companies’ goods and services.Within the health care sector, medical service providers and HMOs fared well in a business environment characterized by greater pricing power and lower costs.A number of the smaller, niche health care companies in the S&P 600 Index also performed well, including a senior living center, a medical device company, a manufacturer of digital X-ray parts and a company whose devices protect health care workers and

4

patients from the spread of blood diseases. Energy stocks also helped fuel performance, an area in which almost all companies represented in the benchmark posted positive returns for the reporting period.

Only the technology and financials areas reported negative absolute returns. While technology stocks suffered across the board, electronic equipment and semiconductor companies bore the brunt of the sector’s weakness. Finally, in the financials sector, banks and thrifts were hurt by rising interest rates, which put pressure on their home mortgage businesses.

What is the fund’s current strategy?

As an index fund, our strategy is to replicate the returns of the small-cap market as represented by the S&P 600 Index.Accordingly, the percentage of the fund’s assets invested in each market sector closely approximates its representation in the S&P 600 Index.While small-cap stocks may involve greater risk than larger-cap stocks, in our view, an investment in a broadly diversified small-cap index fund, such as Dreyfus Smallcap Stock Index Fund, can help investors seek to manage stock market risk by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 16, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
[3]	Standard & Poor’s®,”“S&P®,” and “Standard & Poor’s SmallCap 600 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2005

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,023.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2005

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2005 (Unaudited)
Common Stocks—99.7%	Shares	Value ($)

Consumer Cyclical—16.6%
Action Performance Cos.	16,400 [a]	173,676
Albany International, Cl. A	38,900	1,219,904
Angelica	15,000	404,700
Applica	22,500 [b]	52,425
Arctic Cat	24,400	577,792
Argosy Gaming	37,100 [b]	1,704,374
Ashworth	12,400 [b]	136,276
Aztar	37,600 [b]	1,026,856
Bally Total Fitness Holdings	25,200 [b]	80,136
Bassett Furniture	16,700	327,988
Brown Shoe	23,600	729,240
Burlington Coat Factory Warehouse	40,000	1,102,000
CEC Entertainment	44,625 [b]	1,615,425
CPI	8,100	133,083
Casey’s General Stores	62,600	1,056,688
Cato, Cl. A	29,200	750,440
Children’s Place Retail Stores	24,500 [b]	911,645
Christopher & Banks	39,075	610,352
Coachmen Industries	12,500	143,625
Cost Plus	21,300 [b]	493,947
Department 56	23,100 [b]	301,224
Dress Barn	31,200 [b]	536,640
Electronics Boutique Holdings	21,300 [b]	1,187,049
Enesco Group	7,300 [b]	40,953
Ethan Allen Interiors	43,300	1,304,629
Fedders	13,670 [a]	27,203
Finish Line, Cl. A	52,400	944,248
Fleetwood Enterprises	55,900 [a,b]	427,076
Fossil	69,325 [b]	1,612,500
Fred’s	38,800	560,272
Frontier Airlines	33,600 [b]	326,256
GameStop, Cl. B	59,900 [b]	1,398,066
Genesco	30,800 [b]	792,484
Goody’s Family Clothing	40,000	330,000
Great Atlantic & Pacific	36,200 [a,b]	567,616
Group 1 Automotive	26,600 [b]	668,990

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Guitar Center	32,200 [b]	1,589,070
Gymboree	29,000 [b]	331,470
Haggar	7,200	139,680
Hancock Fabrics	15,800	93,536
Haverty Furniture	32,900	472,115
Hibbett Sporting Goods	34,200 [b]	922,374
Hot Topic	50,000 [a,b]	999,500
IHOP	24,200	989,780
Insight Enterprises	54,200 [b]	981,020
Interface, Cl. A	47,900 [b]	287,400
J. Jill Group	23,700 [b]	297,198
JAKKS Pacific	35,700 [b]	670,803
Jack in the Box	45,500 [b]	1,663,480
Jo-Ann Stores	31,960 [b]	808,588
K-Swiss	40,500	1,215,000
K2	50,000 [b]	636,000
Kellwood	33,300	850,482
Landry’s Restaurants	30,000	780,000
La-Z Boy	59,100 [a]	699,744
Linens ‘n Things	52,300 [b]	1,220,159
Lone Star Steakhouse & Saloon	28,300	802,305
Longs Drug Stores	43,000	1,563,050
Marcus	38,400	735,360
Men’s Wearhouse	43,000 [b]	1,774,610
Mesa Air Group	47,700 [a,b]	254,241
Midas	21,600 [b]	466,992
Monaco Coach	34,450	488,501
Movie Gallery	36,000	973,080
Multimedia Games	28,300 [a,b]	223,853
NBTY	74,000 [b]	1,577,680
National Presto Industries	7,300	284,700
Nautilus Group	43,600 [a]	1,083,896
O’Charleys	26,500 [b]	528,410
OshKosh B’Gosh	16,400	432,140
Oshkosh Truck	44,400 [a]	3,336,660
Oxford Industries	19,500	714,090
P.F. Chang’s China Bistro	30,600 [a,b]	1,698,912

8

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Panera Bread, Cl. A	36,100 [a,b]	1,805,722
Papa John’s International	18,300 [b]	627,324
Pep Boys-Manny, Moe & Jack	63,000 [a]	893,340
Phillips-Van Heusen	35,700	923,916
Pinnacle Entertainment	38,600 [b]	585,176
Polaris Industries	53,500	3,079,460
Quiksilver	70,500 [b]	1,942,275
RARE Hospitality International	39,050 [b]	1,086,371
Russ Berrie & Co.	24,000	310,320
Russell	36,700	642,617
Ryan’s Restaurant Group	50,300 [b]	637,804
SCP Pool	64,730	2,108,903
School Specialty	28,900 [b]	1,072,479
Select Comfort	44,300 [a,b]	979,916
ShopKo Stores	37,000 [b]	886,520
Shuffle Master	40,473 [a,b]	1,019,515
SkyWest	68,400	1,236,672
Sonic	73,955 [b]	2,369,518
Sonic Automotive	49,200	967,764
Stage Stores	22,400 [b]	847,168
Standard Motor Products	21,700	197,036
Steak n Shake	33,278 [b]	601,666
Stein Mart	47,300 [a,b]	958,298
Stride Rite	45,200	551,440
Sturm Ruger	32,500	214,500
Superior Industries International	29,200 [a]	593,636
TBC	27,400 [b]	716,784
Too	44,500 [b]	1,023,945
Toro	56,400	2,330,448
Tractor Supply	42,600 [a,b]	1,713,372
Triarc, Cl. B	68,800 [a]	883,392
WMS Industries	31,200 [a,b]	792,480
Wabash National	38,400	979,200
Winnebago Industries	38,500 [a]	1,121,890
Wolverine World Wide	72,850	1,478,127
Zale	62,300 [b]	1,683,969
		96,724,620

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples—2.4%
American Italian Pasta, Cl. A	18,200 [a]	430,612
Corn Products International	94,000	2,069,880
DIMON	54,300 [a]	323,085
Delta & Pine Land	44,233	1,114,672
Flowers Foods	51,650	1,489,586
Hain Celestial Group	38,000 [b]	674,500
J & J Snack Foods	13,400	655,930
Lance	40,600	669,088
Libbey	16,300	285,739
Nash Finch	18,300	647,271
Nature’s Sunshine Products	19,100	286,309
Performance Food Group	52,000 [b]	1,398,280
Ralcorp Holdings	35,900	1,422,358
Sanderson Farms	20,800	753,792
United Natural Foods	42,300 [b]	1,133,640
WD-40	19,800	555,192
		13,909,934
Energy—8.8%
American States Water	17,050	433,070
Atmos Energy	99,300	2,611,590
Atwood Oceanics	17,800 [b]	1,015,846
Cabot Oil & Gas	58,450	1,720,768
Cal Dive International	48,600 [b]	2,161,728
Carbo Ceramics	17,300	1,148,374
Cascade Natural Gas	10,500	196,665
Cimarex Energy	52,600 [a,b]	1,867,300
Dril-Quip	18,000 [b]	524,700
Energen	46,000	2,849,700
Frontier Oil	35,100	1,477,008
Hydril	27,800 [b]	1,462,280
Laclede Group	26,400	722,568
New Jersey Resources	33,000	1,430,880
Northwest Natural Gas	33,200	1,178,600
Oceaneering International	31,100 [b]	1,020,391
Patina Oil & Gas	86,850	3,335,040
Penn Virginia	19,900	817,293

10

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Petroleum Development	21,900 [b]	560,640
Piedmont Natural Gas	93,000 [a]	2,134,350
Remington Oil & Gas	36,500 [b]	1,064,705
St. Mary Land & Exploration	74,000	1,605,800
Southern Union	116,041 [b]	2,778,012
Southwest Gas	41,300	1,010,611
Southwestern Energy	42,890 [b]	2,519,788
Spinnaker Exploration	35,500 [b]	1,136,355
Stone Energy	31,100 [b]	1,397,634
Swift Energy	33,900 [b]	892,587
TETRA Technologies	24,950 [b]	674,398
UGI	63,900	3,209,697
Unit	51,000 [b]	1,956,360
Veritas DGC	40,400 [b]	1,034,240
Vintage Petroleum	75,000	2,166,750
W-H Energy Services	33,900 [b]	746,478
		50,862,206
Health Care—11.8%
AMERIGROUP	62,900 [b]	2,209,048
Accredo Health	56,525 [b]	2,560,583
Advanced Medical Optics	44,500 [a,b]	1,645,610
Alpharma, Cl. A	69,000	651,360
Amedisys	19,700 [b]	591,197
American Healthways	39,000 [a,b]	1,456,650
American Medical Systems Holdings	80,000 [b]	1,396,800
AmSurg	35,300 [b]	913,917
ArQule	39,200 [b]	205,800
ArthroCare	28,700 [a,b]	843,206
BioLase Technology	17,600 [a]	115,808
Biosite	20,400 [a,b]	1,162,800
Bradley Pharmaceuticals	20,000 [a,b]	178,800
CONMED	37,000 [a,b]	1,099,640
Cambrex	33,000	627,000
Connetics	43,800 [b]	951,774
Cooper Cos.	52,400	3,539,620
Cyberonics	25,500 [b]	961,095

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
DJ Orthopedics	23,900 [b]	601,085
Datascope	20,000	574,400
Diagnostic Products	34,500	1,673,250
Enzo Biochem	38,617 [b]	525,963
Haemonetics	32,500 [b]	1,390,025
Hologic	24,400 [b]	868,152
Hooper Holmes	76,000	278,160
ICU Medical	16,400 [a,b]	581,052
IDEXX Laboratories	42,000 [b]	2,383,080
Immucor	55,400 [b]	1,653,136
Integra LifeSciences Holdings	29,500 [b]	1,045,185
Intermagnetics General	30,375 [b]	746,010
Invacare	38,300	1,568,768
Kensey Nash	14,000 [a,b]	384,720
LCA-Vision	23,000	901,370
LabOne	21,500 [b]	754,220
MGI Pharma	82,700 [b]	1,823,535
Medicis Pharmaceutical, Cl. A	66,000	1,854,600
Mentor	43,800	1,607,460
Merit Medical Systems	29,800 [b]	376,970
Noven Pharmaceuticals	26,100 [b]	434,043
OCA	67,400 [a,b]	273,644
Odyssey Healthcare	42,150 [b]	481,774
Osteotech	14,500 [b]	37,410
Owens & Minor	48,300	1,401,183
Pediatrix Medical Group	29,800 [b]	2,029,082
Pharmaceutical Product Development	65,000 [b]	2,949,700
PolyMedica	33,500	1,038,165
Possis Medical	20,000 [b]	177,200
Priority Healthcare, Cl. B	43,618 [b]	993,618
Regeneron Pharmaceuticals	53,500 [b]	297,460
RehabCare Group	20,800 [b]	624,416
ResMed	40,700 [b]	2,527,470
Respironics	44,000 [b]	2,780,360
SFBC International	19,400 [b]	605,280
Savient Pharmaceuticals	74,900 [b]	206,724

12

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Sierra Health Services	34,600 [a,b]	2,238,274
Sunrise Senior Living	24,200 [a,b]	1,240,008
SurModics	22,000 [b]	793,540
Sybron Dental Specialties	49,999 [b]	1,862,463
Theragenics	35,000 [b]	122,850
United Surgical Partners International	34,900 [b]	1,544,325
Viasys Healthcare	37,000 [b]	785,880
Vital Signs	15,200	620,160
		68,766,878
Interest Sensitive—15.1%
Anchor Bancorp Wisconsin	27,000	713,340
BankAtlantic Bancorp, Cl. A	64,000	1,091,840
BankUnited Financial, Cl. A	36,000	859,680
Boston Private Financial Holdings	33,600	750,624
Brookline Bancorp	73,000	1,095,000
CRT Properties	37,600	868,184
Capital Automotive	50,200	1,705,796
Cash America International	36,100	536,085
Centene	50,300 [b]	1,400,855
Chittenden	52,037	1,306,649
Colonial Properties Trust	49,300	1,905,445
Commercial Federal	46,200	1,206,282
Commercial Net Lease Realty	64,000	1,214,720
Community Bank System	37,000	818,810
Delphi Financial Group, Cl. A	37,517	1,557,706
Dime Community Bancshares	37,350	554,274
Downey Financial	31,280	2,024,754
East West Bancorp	64,000	2,055,680
Entertainment Properties Trust	31,200	1,347,840
Essex Property Trust	27,900	2,119,005
Financial Federal	21,700	766,010
First Bancorp	50,250	1,822,065
First Midwest Bancorp	54,274	1,772,589
First Republic Bank	32,250	1,009,102
FirstFed Financial	20,200 [b]	1,022,726
Flagstar Bancorp	55,000	1,047,200

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Fremont General	88,000	1,908,720
Gables Residential Trust	35,500	1,301,075
Glenborough Realty Trust	43,800	899,652
Gold Banc	43,300	598,839
Hilb, Rogal & Hamilton	42,400	1,484,424
Hudson United Bancorp	55,680	1,907,597
Infinity Property & Casualty	27,400	889,130
Investment Technology Group	48,300 [b]	918,183
ipayment Holdings	12,600 [b]	458,514
Irwin Financial	29,500	592,065
Kilroy Realty	33,000	1,439,790
LandAmerica Financial Group	22,100	1,096,160
Lexington Corporate Properties Trust	61,000 [a]	1,401,780
MAF Bancorp	38,800	1,566,744
NCO Group	39,500 [b]	735,885
Nara Bancorp	28,700	385,728
New Century Financial	62,650	2,847,442
Parkway Properties	17,500	798,000
Philadelphia Consolidated Holdings	25,500 [b]	1,912,500
Piper Jaffray	25,000 [a,b]	691,250
Presidential Life	38,400	557,184
PrivateBancorp	26,900	840,625
ProAssurance	36,000 [a,b]	1,350,360
Provident Bankshares	39,524	1,157,263
RLI	28,300	1,214,070
Republic Bancorp	86,578	1,097,809
Rewards Network	33,500 [b]	165,825
Riggs National	32,000 [b]	624,960
SWS Group	23,471	342,677
Selective Insurance Group	33,300 [a]	1,470,195
Shurgard Storage Centers, Cl. A	53,200	2,225,356
South Financial Group	85,000	2,243,150
Southwest Bancorporation of Texas	85,200	1,414,320
Sovran Self Storage	20,200	863,550
Sterling Bancshares	52,000	698,360
Sterling Financial	28,190 [b]	921,531

14

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Stewart Information Services	22,500	810,450
Susquehanna Bancshares	58,600	1,232,358
Trustco Bank	93,844	1,033,222
UCBH Holdings	112,800	1,774,344
UICI	54,000	1,253,880
Umpqua Holdings	53,600	1,190,992
United Bankshares	51,300	1,570,806
Whitney Holding	50,980	2,307,865
Wintrust Financial	26,300 [a]	1,207,433
World Acceptance	22,800 [b]	580,260
Zenith National Insurance	24,000	1,380,240
		87,934,824
Producer Goods & Services—22.2%
A. Schulman	36,900	616,230
A.M. Castle	18,700 [b]	223,465
A.O. Smith	30,250	862,125
AAR	32,950 [b]	485,353
AMCOL International	35,300	674,583
Acuity Brands	51,300	1,226,583
Aleris International	31,078 [b]	666,934
Apogee Enterprises	35,300	454,664
Applied Industrial Technologies	35,650	994,635
AptarGroup	43,700	2,107,651
Arch Chemicals	30,400	783,712
Arkansas Best	32,500	1,024,725
Armor Holdings	41,000 [b]	1,435,410
Astec Industries	23,900 [b]	556,870
Baldor Electric	40,733	1,014,252
Barnes Group	27,300	784,875
Belden CDT	54,812 [a]	1,005,252
Brady, Cl. A	57,400	1,701,910
Briggs & Stratton	62,600 [a]	2,026,362
Brush Engineered Materials	18,900 [b]	270,459
Buckeye Technologies	34,300 [b]	270,970
Building Materials Holding	16,100	884,534
C&D Technologies	26,100	183,483

The Fund 15

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
CLARCOR	32,150	1,627,112
CUNO	19,300 [b]	978,896
Caraustar Industries	33,000 [b]	295,020
Carpenter Technology	32,000	1,769,600
Century Aluminum	33,400 [b]	778,220
Champion Enterprises	74,099 [b]	699,495
Chesapeake	28,000	543,760
Cleveland-Cliffs	24,800 [a]	1,438,648
Commercial Metals	72,800	1,857,128
Cubic	20,000	351,800
Curtiss-Wright	28,100	1,523,020
DRS Technologies	33,000 [b]	1,460,250
Deltic Timber	16,300	577,835
EDO	23,900	712,937
EGL	54,000 [b]	1,053,540
ElkCorp	22,700	624,250
Emcor Group	18,100 [b]	808,708
Engineered Support Systems	51,950	1,834,874
Florida Rock Industries	48,225	2,800,908
Forward Air	42,250	1,016,535
Gardner Denver	30,500 [a,b]	1,114,470
GenCorp	56,700	1,077,867
Georgia Gulf	43,500	1,605,585
Griffon	36,600 [b]	702,354
H.B. Fuller	36,400	1,103,648
Headwaters	48,600 [a,b]	1,553,742
Heartland Express	79,456	1,473,114
Hughes Supply	81,700	2,132,370
IDEX	62,400	2,324,400
Insituform Technologies, Cl. A	26,000 [b]	387,660
JLG Industries	59,000 [a]	1,202,420
Kaman, Cl. A	31,300	403,144
Kansas City Southern	94,600 [b]	1,789,832
Kaydon	34,100	935,704
Kirby	29,800 [b]	1,214,052
Knight Transportation	56,300	1,189,619

16

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Landstar System	75,500 [b]	2,314,075
Lawson Products	10,500	404,565
Lennox International	69,000	1,348,950
Lindsay Manufacturing	10,800	201,528
Lone Star Technologies	33,400 [b]	1,300,596
Lydall	16,900 [b]	151,086
M.D.C. Holdings	46,744	3,056,123
MacDermid	36,100	1,095,635
MagneTek	22,700 [b]	82,174
Manitowoc	34,475	1,379,000
Massey Energy	91,200	3,293,232
Material Sciences	16,500 [b]	202,455
Maverick Tube	50,100 [b]	1,457,409
Meritage Homes	29,000 [b]	1,835,410
Milacron	25,026 [b]	52,555
Moog, Cl. A	48,975 [b]	1,459,945
Mueller Industries	49,200	1,274,280
Myers Industries	39,309	377,759
NVR	7,100 [b]	5,100,285
Neenah Paper	19,700	592,773
OM Group	36,900 [b]	809,586
Offshore Logistics	27,500 [b]	796,675
Omnova Solutions	28,000 [b]	113,400
Penford	10,900	156,960
PolyOne	110,500 [b]	853,060
Pope & Talbot	21,000	274,050
Quaker Chemical	8,500	165,665
Quanex	33,650	1,697,979
RTI International Metals	26,600 [b]	598,234
Rayovac	50,400 [b]	1,836,576
Regal Beloit	37,000	978,650
Reliance Steel & Aluminum	39,100	1,475,243
Robins & Myers	17,000	370,600
Rock-Tenn, Cl. A	43,300	439,495
Rogers	19,100 [b]	659,714
Ryerson Tull	23,300 [a]	243,485

The Fund 17

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
SEACOR Holdings	21,150 [b]	1,205,761
Schweitzer-Mauduit International	15,500	452,910
Simpson Manufacturing	51,000	1,377,000
Skyline	11,800	425,980
Standard Pacific	42,500	3,043,425
Standex International	14,800	387,760
Steel Technologies	15,100	289,769
Stewart & Stevenson Services	33,700	808,800
Technitrol	45,100	585,398
Teledyne Technologies	44,100 [b]	1,341,522
Texas Industries	26,200	1,209,916
Thomas Industries	17,250	680,857
Timken	112,900	2,804,436
Tredegar	47,500	772,350
Triumph Group	20,000 [b]	622,600
URS	47,400 [b]	1,457,550
USF	31,000	1,321,530
United Stationers	40,500 [b]	1,708,290
Universal Forest Products	21,400	814,484
Valmont Industries	28,500	662,910
Watsco	33,200	1,440,548
Watts Water Technologies	34,000	1,062,500
Wausau-Mosinee Paper	63,000	836,010
Wellman	32,700	351,852
Wilson Greatbatch Technologies	21,500 [b]	412,370
Wolverine Tube	10,000 [b]	65,000
Woodward Governor	15,400	1,086,624
		128,894,913
Services—7.5%
ABM Industries	56,000	1,017,520
ADVO	37,250	1,073,172
Aaron Rents	53,397	1,172,598
Administaff	32,900	449,743
Arbitron	38,500	1,629,320
Boston Communications Group	21,300 [b]	118,428
Bowne & Co.	42,200	549,444

18

Common Stocks (continued)	Shares	Value ($)

Services (continued)
CACI International, Cl. A	36,500 [b]	2,267,380
CDI	22,500	497,475
Central Parking	34,810	569,143
Cerner	40,500 [a,b]	2,351,430
Chemed	15,399 [a]	1,090,865
Ciber	70,700 [b]	550,046
Consolidated Graphics	16,500 [b]	757,350
Cross Country Healthcare	39,000 [b]	628,290
Daktronics	22,700 [b]	462,172
Digital Insight	42,100 [b]	844,947
eFunds	59,400 [b]	1,298,484
4Kids Entertainment	16,500 [b]	332,640
FactSet Research Systems	51,000	1,415,760
FindWhat.com	35,000 [b]	294,700
G & K Services, Cl. A	25,500	978,690
Gentiva Health Services	33,000 [b]	646,140
Global Payments	43,620	2,824,831
Healthcare Services Group	16,000	404,000
Heidrick & Struggles International	25,400 [b]	656,844
Insurance Auto Auction	13,300 [b]	375,060
Intrado	21,000 [b]	264,810
John H. Harland	34,600	1,245,600
Kronos	40,550 [b]	1,583,478
Labor Ready	52,050 [b]	868,715
MAXIMUS	26,500	813,550
ManTech International, Cl. A	31,300 [b]	752,765
Mobile Mini	15,000 [b]	525,900
NDCHealth	34,000	519,180
On Assignment	7,000 [b]	30,100
PAREXEL International	32,300 [b]	588,829
PRG-Schultz International	48,650 [b]	232,061
Paxar	46,425 [b]	831,936
Pegasus Solutions	17,600 [b]	188,144
Pre-Paid Legal Services	21,700 [a]	774,907
Shaw Group	89,200 [b]	1,611,844
Sourcecorp	18,000 [b]	321,300

The Fund 19

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Spherion	60,300 [b]	338,283
Standard Register	31,500	392,805
StarTek	17,800	258,990
TALX	25,500	630,360
Tetra Tech	60,856 [b]	644,465
Thomas Nelson	18,800	450,824
Vertrue	9,700 [a,b]	294,977
Viad	26,000	669,500
Volt Information Sciences	16,400 [b]	324,392
Waste Connections	58,450 [b]	2,058,609
Watson Wyatt & Company Holdings	40,200	1,061,280
		43,534,076
Technology—13.6%
ANSYS	39,500 [b]	1,202,380
ATMI	47,000 [b]	1,077,005
Actel	29,500 [b]	413,885
Adaptec	127,700 [b]	467,382
Advanced Energy Industries	35,000 [b]	370,300
Aeroflex	83,100 [b]	658,983
Agilysys	44,000	581,680
Alliance Semiconductor	19,600 [b]	30,968
Altiris	31,600 [a,b]	514,764
Analogic	17,100	713,241
Anixter International	44,200 [b]	1,631,864
Applied Signal Technology	13,400	261,434
Artesyn Technologies	47,400 [b]	334,170
Audiovox, Cl. A	23,900 [b]	326,474
Avid Technology	42,300 [b]	2,094,273
Axcelis Technologies	135,500 [b]	841,455
BEI Technologies	17,300	397,900
Bel Fuse, Cl. B	17,600	472,560
Bell Microproducts	38,300 [b]	306,400
Benchmark Electronics	50,000 [b]	1,352,000
Black Box	23,600	767,472
Brooks Automation	51,500 [b]	662,290
Brooktrout	16,100 [b]	158,424
C-COR	54,000 [b]	356,940

20

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
CTS	41,700	439,935
Captaris	37,100 [b]	135,786
Carreker	31,300 [b]	141,476
Catapult Communications	18,400 [b]	271,952
Ceradyne	27,700 [b]	550,122
Checkpoint Systems	53,000 [b]	838,990
Cognex	55,000	1,201,200
Coherent	36,200 [b]	1,161,296
Cohu	26,000	464,100
Coinstar	30,500 [b]	522,770
Concord Communications	15,400 [b]	253,330
Cymer	42,700 [b]	1,058,533
DSP Group	33,800 [b]	814,580
Dendrite International	50,300 [b]	775,626
Digi International	29,000 [b]	308,850
Dionex	26,450 [b]	1,136,028
Ditech Communications	39,300 [b]	444,483
EPIQ Systems	21,600 [a,b]	327,672
ESS Technology	46,200 [b]	177,408
Electro Scientific Industries	34,500 [b]	570,285
Esterline Technologies	30,700 [b]	992,224
Exar	49,100 [b]	623,079
FEI	35,100 [b]	632,853
FLIR Systems	84,300 [b]	2,242,380
FileNet	51,100 [b]	1,354,150
Gerber Scientific	33,800 [b]	239,304
Global Imaging Systems	29,400 [b]	1,019,886
Harmonic	71,900 [b]	396,169
Helix Technology	31,500	379,417
Hutchinson Technology	30,300 [b]	1,122,312
Hyperion Solutions	49,375 [b]	2,008,081
Imagistics International	19,500 [b]	523,575
Input/Output	77,100 [b]	465,684
Inter-Tel	34,800	662,592
Internet Security Systems	54,500 [b]	1,060,025
Itron	24,300 [b]	876,501
JDA Software Group	32,800 [b]	335,872

The Fund 21

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
j2 Global Communications	30,000 [a,b]	1,071,600
Keithley Instruments	20,200	280,578
Kopin	63,000 [b]	193,410
Kulicke & Soffa Industries	62,600 [b]	319,886
Littelfuse	27,400 [b]	738,156
MICROS Systems	47,200 [b]	1,871,480
MRO Software	30,900 [b]	395,211
MTS Systems	28,100	813,776
Manhattan Associates	36,000 [b]	679,680
MapInfo	24,500 [b]	277,585
Meade Instruments	28,500 [b]	84,360
Mercury Computer Systems	25,300 [b]	666,149
Methode Electronics, Cl. A	45,600	513,912
Microsemi	66,400 [b]	1,123,488
NETGEAR	26,800 [b]	432,284
NYFIX	35,500 [b]	187,795
Napster	49,700 [a,b]	284,284
Network Equipment Technologies	23,000 [b]	118,450
PC-Tel	24,300 [b]	175,932
Park Electrochemical	28,250	625,738
Pericom Semiconductor	23,000 [b]	192,740
Phoenix Technologies	32,400 [b]	262,116
Photon Dynamics	15,100 [b]	292,185
Photronics	46,600 [b]	740,940
Pinnacle Systems	69,580 [b]	346,508
Planar Systems	16,000 [a,b]	123,360
Power Integrations	38,000 [b]	826,500
Progress Software	45,300 [b]	1,208,604
Radiant Systems	29,600 [b]	254,560
RadiSys	23,300 [b]	326,200
Roper Industries	51,400	3,478,238
Rudolph Technologies	14,400 [b]	185,760
SBS Technologies	17,300 [b]	162,793
SPSS	21,300 [b]	342,717
ScanSource	15,100 [b]	698,375
Serena Software	42,000 [a,b]	799,260

22

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Skyworks Solutions	180,400 [b]	945,296
Sonic Solutions	31,500 [a,b]	462,735
Standard Microsystems	30,400 [b]	430,160
Supertex	22,900 [b]	326,554
Symmetricom	54,950 [b]	565,985
Synaptics	30,400 [b]	551,152
THQ	46,350 [a,b]	1,168,947
Take-Two Interactive Software	84,400 [a,b]	1,985,932
Tollgrade Communications	13,400 [b]	94,604
Trimble Navigation	65,000 [b]	2,237,300
Ultratech	22,100 [b]	351,832
Varian Semiconductor Equipment Associates	45,900 [b]	1,711,611
Veeco Instruments	30,000 [b]	399,300
Verity	44,500 [b]	364,900
ViaSat	27,600 [b]	491,556
Vicor	42,500	501,500
WebEx Communications	49,000 [b]	1,069,180
Websense	30,400 [b]	1,612,720
X-Rite	27,000	279,990
Zix	24,200 [a,b]	66,550
		79,235,184
Utilities—1.7%
ALLETE	35,300	1,470,951
Avista	60,000	1,007,400
CH Energy Group	19,900	848,735
Central Vermont Public Service	16,000	337,760
Cleco	58,700	1,198,654
Commonwealth Telephone Enterprises	25,800 [b]	1,198,668
El Paso Electric	57,500 [b]	1,121,825
General Communication, Cl. A	64,000 [b]	540,160
Green Mountain Power	5,400	161,190
UIL Holdings	18,200	934,388
UniSource Energy	41,300	1,290,625
		10,110,356
Total Common Stocks
(cost $497,428,602)		579,972,991

The Fund 23

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)

Repurchase Agreement—.1%
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
2.84%, dated 4/29/2005, due 5/02/2005 in the
amount of $ 800,189 (fully collateralized by
$780,000 of Federal Home Loan Mortgage Corp., 5%,
7/15/2014, value $819,192)	800,000	800,000
U.S. Treasury Bill-.1%
2.61%, 6/9/2005	250,000 [c]	249,308
Total Short-Term Investments
(cost $1,049,270)		1,049,308

Investment of Cash Collateral
for Securities Loaned—7.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $41,833,002)	41,833,002 [d]	41,833,002

Total Investments (cost $540,310,874)	107.1%	622,855,301
Liabilities, Less Cash and Receivables	(7.1%)	(41,506,204)
Net Assets	100.0%	581,349,097

[a] All or a portion of these securities are on loan. At April 30, 2005, the total market value of the fund’s securities on loan is $40,320,357 and the total market value of the collateral held by the fund is $41,833,002.
[b] Non-income producing.
[c] Partially held by the broker in a segregated account as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Producer Goods & Services	22.2	Short Term/
Consumer Cyclical	16.6	Money Market Instruments	7.4
Interest Sensitive	15.1	Consumer Staples	2.4
Technology	13.6	Utilities	1.7
Health Care	11.8	Futures Contracts	(.0)
Energy	8.8
Services	7.5		107.1

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES

April 30, 2005 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2005 ($)

Financial Futures Long
Russell 2000 E-mini	15	871,350	June 2005	(10,810)
Russell 2000	1	290,450	June 2005	(16,050)
				(26,860)

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $40,320,357)—Note 1(b):
Unaffiliated issuers	498,477,872	581,022,299
Affiliated issuers	41,833,002	41,833,002
Cash		645,627
Receivable for shares of Common Stock subscribed		591,888
Receivable for investment securities sold		377,154
Dividends and interest receivable		304,685
Receivable for futures variation margin—Note 4		18,559
		624,793,214

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		245,290
Liability for securities on loan—Note 1(b)		41,833,002
Payable for investment securities purchased		1,023,168
Payable for shares of Common Stock redeemed		342,657
		43,444,117

Net Assets ($)		581,349,097

Composition of Net Assets ($):
Paid-in capital		499,839,622
Accumulated undistributed investment income—net		996,051
Accumulated net realized gain (loss) on investments		(2,004,143)
Accumulated net unrealized appreciation
(depreciation) on investments [including ($26,860)
net unrealized (depreciation) on financial futures]		82,517,567

Net Assets ($)		581,349,097

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		30,972,674
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		18.77

See notes to financial statements.
26

STATEMENT OF OPERATIONS Six Months Ended April 30, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $1,149 foreign taxes withheld at source)	2,748,516
Income from securities lending	135,095
Interest	42,095
Total Income	2,925,706
Expenses:
Management fee—Note 3(a)	711,051
Shareholder servicing costs—Note 3(b)	711,051
Loan commitment fees—Note 2	2,594
Interest expense—Note 2	340
Total Expenses	1,425,036
Investment Income—Net	1,500,670

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,984,623
Net realized gain (loss) on financial futures	146,169
Net Realized Gain (Loss)	2,130,792
Net unrealized appreciation (depreciation)
on investments [including ($56,235) net
unrealized (depreciation) on financial futures]	2,977,965
Net Realized and Unrealized Gain (Loss) on Investments	5,108,757
Net Increase in Net Assets Resulting from Operations	6,609,427

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Operations ($):
Investment income—net	1,500,670	2,358,579
Net realized gain (loss) on investments	2,130,792	13,678,114
Net unrealized appreciation
(depreciation) on investments	2,977,965	39,677,338
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,609,427	55,714,031

Dividends to Shareholders from ($):
Investment income—net	(2,599,744)	(899,274)
Net realized gain on investments	(14,620,303)	—
Total Dividends	(17,220,047)	(899,274)

Capital Stock Transactions ($):
Net proceeds from shares sold	200,492,778	262,829,833
Dividends reinvested	15,943,127	707,153
Cost of shares redeemed	(102,122,530)	(117,659,086)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	114,313,375	145,877,900
Total Increase (Decrease) in Net Assets	103,702,755	200,692,657

Net Assets ($):
Beginning of Period	477,646,342	276,953,685
End of Period	581,349,097	477,646,342
Undistributed investment income—net	996,051	2,095,125

Capital Share Transactions (Shares):
Shares sold	10,028,032	14,861,346
Shares issued for dividends reinvested	788,162	42,651
Shares redeemed	(5,101,324)	(6,641,176)
Net Increase (Decrease) in Shares Outstanding	5,714,870	8,262,821

See notes to financial statements.
28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2005		Year Ended October 31,

	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	18.91	16.30	12.36	12.98	15.49	13.03
Investment Operations:
Investment income—net [a]	.05	.11	.06	.04	.04	.03
Net realized and unrealized
gain (loss) on investments	.45	2.55	3.95	(.53)	(1.06)	3.06
Total from Investment Operations	.50	2.66	4.01	(.49)	(1.02)	3.09
Distributions:
Dividends from investment
income—net	(.10)	(.05)	(.04)	(.04)	(.03)	(.04)
Dividends from net realized
gain on investments	(.54)	—	(.03)	(.09)	(1.46)	(.59)
Total Distributions	(.64)	(.05)	(.07)	(.13)	(1.49)	(.63)
Net asset value, end of period	18.77	18.91	16.30	12.36	12.98	15.49

Total Return (%)	2.39[b]	16.35	32.63	(3.92)	(6.95)	24.64

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.25[b]	.50	.50	.50	.51	.51
Ratio of net investment income
to average net assets	.26[b]	.67	.44	.30	.28	.21
Portfolio Turnover Rate	5.37[b]	15.54	13.52	12.35	42.01	36.89

Net Assets, end of period
($ x 1,000)	581,349	477,646	276,954	161,889	83,182	59,628

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s Small Cap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value,

30

such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified insti-tutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Such income earned is included in interest income. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

32

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004, were as follows: ordinary income $899,274.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2005, was approximately $26,500 with a related weighted average annualized interest rate of 2.59% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collec-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tively, the “Fund Group”). Each Board member receives an annual fee of $25,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings.The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Subject to the Company’s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2005, the fund was charged an aggregate of $711,051 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statements of Assets and Liabilities consist of: management fees $122,645 and shareholders services plan fees $122,645.

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2005, redemption fees charged and retained by the fund amounted to $9,956.

34

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2005, amounted to $129,539,844 and $30,351,389, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2005, are set forth in the Statement of Financial Futures.

At April 30, 2005, accumulated net unrealized appreciation on investments was $82,544,427, consisting of $118,324,129 gross unrealized appreciation and $35,779,702 gross unrealized depreciation.

At April 30, 2005, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

36

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on March 14,2005,the Board considered the re-approval for another one-year term of the fund’s Management Agreement (the “Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Act (the “Independent Directors”)) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the Fund as well as the distribution of other funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day Fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages, and discussed the results of the comparisons.The Board members noted that

The Fund 37

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S
I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

the Fund’s performance as measured by total return was consistent with the total return of the S&P SmallCap 600 Index, and that the slight variations were due primarily to fees. The Board members also noted the fund’s performance as measured by total return was above the comparison group and Lipper category averages for the one-,three-,and five-year periods ended January 31, 2005.

The Board members reviewed the range of management fees, advisory fee and expense ratios, noting that the fund’s management fee was lower than a majority of the funds in the comparison group, and that the fund’s expense ratio was lower than that of the fund’s comparison group and Lipper category averages.The Board members also considered the fund’s primary distribution channel,and the fees charged,and services provided, by financial intermediaries offering the fund in that channel.The Board members noted that, as a “unitary fee” fund, the Manager has voluntarily agreed to pay all of the fund’s expenses, except management fees, brokerage commissions,taxes,interest,fees and expenses of non interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses.The Board also noted that the Manager voluntarily agreed to reduce its management fee in an amount equal to the Fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”) and by separate accounts, or mutual funds for which the Manager or its affiliates serve as sub-investment adviser, with similar investment objectives, policies and strategies as the Fund (“Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) and explained the nature of each Similar Account and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Accounts as compared to management of the fund.The Manager’s representatives also reviewed the costs associated with distribution of the fund and Similar Accounts

38

through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided. Noting the Fund’s “unitary fee” structure, the Board members concluded that the Similar Funds had advisory fees and expense ratios that were higher than the fund’s management fee and expense ratio and the Separate Accounts had advisory fees that were lower than the fund’s management fee. A representative of the Manager stated that certain Similar Accounts had lower advisory fees as a result of historical pricing arrangements and other Similar Accounts were mutual funds that were sub-advised but not administered by an affiliate of the Manager. The Board members considered the relevance of the fee information provided for the Separate Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Separate Accounts seemed to be consistent with the management and other services provided.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that the Manager had no soft dollar arrangement with respect to the fund.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.It also was noted that the profitability per-

The Fund 39

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S
I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

centage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Independent Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager was reason- able in light of comparative performance and expense and advisory fee information, costs of the services provided and profits realized, or to be realized, and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board recognized that economies of scale may be realized as the fund’s assets increase and determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

40

For More	Information

Dreyfus	Transfer Agent &
Smallcap Stock	Dividend Disbursing Agent
Index Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Boston Safe Deposit and
Trust Company
One Boston Place
Boston, MA 02109

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
22	Statement of Financial Futures
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
26	Financial Highlights
27	Notes to Financial Statements
35	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Tom Durante, CFA.

The six-month reporting period produced mixed results for U.S. stocks across most market-capitalization ranges. After rallying strongly in the weeks after the November 2004 presidential election, equities gave back most of their gains as rising energy prices and higher interest rates took their toll on investor sentiment during the first few months of 2005.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle; one that typically is characterized by higher interest rates and slowing corporate profit growth. In this current market environment, we believe it is important to maintain a long-term investment perspective, and your financial advisor can help you decide what adjustments, if any, you should make to your investment portfolio.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Tom Durante, CFA, Portfolio Manager
How did Dreyfus S&P 500 Index Fund perform relative to its
benchmark?

For the six-month period ended April 30, 2005, the fund produced a total return of 3.05% .1 The Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a 3.28% return for the same period.2,3

We attribute the fund and market’s performance to investors’ changing economic expectations. Stock market gains achieved in the wake of the U.S. presidential election during the first half of the reporting period were followed by relatively lackluster returns during the second half of the reporting period.The difference in return between the fund and S&P 500 Index was primarily the result of transaction costs and other operating expenses that are not reflected by the S&P 500 Index.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 500 Index.To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors.The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the composition of the S&P 500 Index.The fund does not attempt to manage market volatility.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

When the reporting period began, the U.S. economy was growing stronger due to low interest rates, strong consumer confidence and higher levels of capital spending among businesses. In addition, the resolution of the U.S. presidential election lifted a cloud of uncertainty from the economy and financial markets. These factors helped fuel a stock market rally that persisted through the end of 2004. By February 2005, however, the economy appeared to hit a “soft patch,” and investors became concerned that rising short-term interest rates and higher energy prices might constrain economic growth further.

In this changing investment environment, investor sentiment shifted from smaller, faster-growing companies to shares of larger companies with track records of stable and predictable earnings under a broad range of economic conditions. As a result, the large-cap stocks in the S&P 500 Index generally produced higher returns than smaller-cap stocks for the first extended period in several years.

The fund’s strongest gains during the reporting period stemmed from its energy holdings, which benefited from higher commodity prices as rising demand from China and other emerging markets was met by limited supplies of oil and gas. Large integrated energy companies, such as industry leader Exxon Mobil, produced particularly strong results.

The fund also received strong contributions to performance from the health care sector, where medical providers, HMOs and hospitals fared well.These companies benefited from greater pricing power and lower costs. In addition, as more workers found employment in the recovering economy, HMO enrollment trends improved, helping to boost revenues and earnings.

Consumer staples stocks benefited during the reporting period from investors’ increasing preference for value-oriented stocks over more growth-oriented shares. Companies that sell home goods, food, beverages and tobacco products to consumers tend to offer attractive dividends and produce stable, predictable returns regardless of economic conditions. In addition, tobacco companies, such as Altria Group, gained value as litigation concerns eased.

4

>

On the other hand, technology stocks produced generally disappointing returns over the reporting period as investors turned away from the more growth-oriented parts of the market. Electronic equipment and Internet companies bore the brunt of the sector’s weakness. Automobile companies also lost value as the industry’s business fundamentals deteriorated in the rising interest-rate environment. Finally, in the consumer cyclicals area, large warehouse-type retailers, such as Wal-Mart Stores, were hurt by higher gasoline costs, which left their customer base with less disposable income. However, luxury retailers, whose customers generally have higher incomes, fared relatively well.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the S&P 500 Index. Accordingly, as of April 30, 2005, the percentage of the fund’s assets invested in each industry group closely approximated its representation in the S&P 500 Index. In our view, an investment in a broadly diversified index fund, such as Dreyfus S&P 500 Index Fund, can help investors seek to manage stock market risk by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 16, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500” and “S&P 500®” are trademarks of
The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2005

Expenses paid per $1,000 †	$ 2.52
Ending value (after expenses)	$1,030.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2005

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2005 (Unaudited)
Common Stocks—98.6%	Shares	Value ($)

Consumer Cyclical—8.6%
Albertson’s	110,172 [a]	2,180,304
Autonation	67,600 [b]	1,235,052
AutoZone	20,300 [b]	1,684,900
Bed Bath & Beyond	90,600 [b]	3,371,226
Best Buy	89,350 [a]	4,497,879
Big Lots	33,800 [b]	344,084
Brunswick	29,000	1,218,000
CVS	119,800	6,179,284
Circuit City Stores—Circuit City Group	57,300	905,340
Coach	114,400 [b]	3,065,920
Cooper Tire & Rubber	21,000	366,450
Costco Wholesale	141,400	5,738,012
Dana	44,959	513,432
Darden Restaurants	44,250	1,327,500
Delphi	167,969	554,298
Delta Air Lines	41,900 [a,b]	137,851
Dillard’s, Cl. A	21,100	490,997
Dollar General	90,208	1,835,733
Eastman Kodak	85,800	2,145,000
Eaton	45,800	2,686,170
Family Dollar Stores	50,200	1,354,396
Federated Department Stores	50,700	2,915,250
Ford Motor	548,092	4,993,118
Gap	237,325	5,066,889
General Motors	169,100 [a]	4,511,588
Genuine Parts	52,300	2,243,670
Harley-Davidson	87,400 [a]	4,109,548
Harrah’s Entertainment	34,100	2,237,642
Hasbro	50,000	946,000
Hilton Hotels	115,200	2,514,816
Home Depot	657,403	23,252,344
International Game Technology	103,300	2,777,737
J. C. Penney	80,900	3,835,469
Johnson Controls	57,200	3,138,564
Jones Apparel Group	36,600	1,114,470
Kohl’s	97,600 [b]	4,645,760
Kroger	219,200 [b]	3,456,784

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Limited Brands	114,400	2,481,336
Liz Claiborne	32,500	1,151,475
Lowe’s Cos.	231,300 [a]	12,053,043
Marriott International, Cl. A	60,200	3,777,550
Mattel	124,700	2,250,835
May Department Stores	87,450	3,067,746
Maytag	23,800 [a]	230,622
McDonald’s	380,800	11,161,248
NIKE, Cl. B	68,800	5,284,528
Navistar International	19,700 [b]	581,741
Nordstrom	37,700	1,916,291
Office Depot	93,600 [b]	1,832,688
OfficeMax	28,000	909,440
PACCAR	51,950	3,527,405
RadioShack	47,400 [a]	1,183,578
Reebok International	16,800 [a]	682,248
Safeway	134,000 [b]	2,852,860
Sears Holdings	28,762	3,889,773
Southwest Airlines	220,518	3,281,308
Staples	222,375	4,240,691
Starbucks	119,600 [a,b]	5,922,592
Starwood Hotels & Resorts Worldwide	63,600	3,456,024
TJX Cos.	144,300	3,268,395
Target	268,100	12,439,840
Tiffany & Co.	43,600	1,314,540
Toys R Us	64,400 [b]	1,632,540
V. F.	29,900	1,692,041
Visteon	38,815	135,852
Wal-Mart Stores	1,014,200	47,809,388
Walgreen	305,800	13,167,748
Wendy’s International	34,100	1,463,913
Whirlpool	20,000 [a]	1,241,200
Yum! Brands	87,220	4,095,851
		277,587,807
Consumer Staples—8.0%
Alberto-Culver, Cl. B	25,400	1,130,300
Altria Group	619,300	40,248,307

8

Common Stocks (continued)	Shares		Value ($)

Consumer Staples (continued)
Anheuser-Busch Cos.	232,600		10,901,962
Archer-Daniels-Midland	186,560		3,356,214
Avon Products	141,172		5,658,174
Brown-Forman, Cl. B	27,000		1,498,500
Campbell Soup	97,500		2,899,650
Clorox	45,900		2,905,470
Coca-Cola	678,200		29,461,008
Coca-Cola Enterprises	105,600		2,143,680
Colgate-Palmolive	157,300		7,831,967
ConAgra Foods	154,300	[a]	4,127,525
Fortune Brands	43,400		3,670,772
General Mills	109,300		5,399,420
Gillette	296,800		15,326,752
H. J. Heinz	104,800		3,861,880
Hershey Foods	65,500		4,185,450
International Flavors & Fragrances	26,500	[a]	1,004,350
Kellogg	105,100		4,724,245
Kimberly-Clark	144,100		8,999,045
McCormick & Co.	40,600		1,404,354
Molson Coors Brewing, Cl. B	24,100	[a]	1,488,175
Newell Rubbermaid	82,262	[a]	1,787,553
Pactiv	44,400	[b]	951,936
Pepsi Bottling Group	59,200		1,697,264
PepsiCo	502,400		27,953,536
Procter & Gamble	755,200		40,894,080
Reynolds American	34,900	[a]	2,721,153
SUPERVALU	40,400	[a]	1,275,024
Sara Lee	236,300		5,054,457
Sysco	190,700		6,598,220
UST	49,500		2,267,100
Wm. Wrigley Jr.	58,600		4,051,018
			257,478,541
Energy—8.6%
Amerada Hess	25,500	[a]	2,388,075
Anadarko Petroleum	70,932		5,180,873
Apache	97,750	[a]	5,502,348
BJ Services	48,600		2,369,250

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Baker Hughes	101,190 [a]	4,464,503
Burlington Resources	115,790	5,628,552
ChevronTexaco	629,936	32,756,672
ConocoPhillips	208,320	21,842,352
Devon Energy	143,500	6,481,895
Dynegy, Cl. A	99,100 [b]	331,985
EOG Resources	71,500	3,399,825
El Paso	192,575	1,923,824
Exxon Mobil	1,911,476	109,011,476
Halliburton	151,000	6,280,090
Kerr-McGee	48,865	3,791,924
KeySpan	48,100	1,824,433
Kinder Morgan	32,900 [a]	2,515,534
Marathon Oil	103,900	4,838,623
Nabors Industries	42,400 [b]	2,284,088
National-Oilwell Varco	50,200 [a,b]	1,994,948
Nicor	13,200 [a]	488,004
NiSource	81,200	1,887,088
Noble	40,600	2,066,540
Occidental Petroleum	118,900	8,204,100
Peoples Energy	11,400	451,440
Rowan Cos.	32,100	851,613
Schlumberger	176,500	12,074,365
Sempra Energy	71,266	2,877,721
Sunoco	20,800 [a]	2,064,608
Transocean	96,100 [b]	4,456,157
Unocal	81,000	4,418,550
Valero Energy	76,800	5,263,104
Williams Cos.	170,700	2,905,314
XTO Energy	104,000	3,137,680
		275,957,554
Health Care—13.5%
Abbott Laboratories	466,700	22,942,972
Aetna	88,158	6,468,152
Allergan	39,400	2,773,366
AmerisourceBergen	31,600 [a]	1,936,448
Amgen	375,012 [b]	21,829,449

10

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Applera—Applied Biosystems Group	58,800	1,246,560
Bausch & Lomb	16,100	1,207,500
Baxter International	185,500	6,882,050
Becton, Dickinson & Co.	75,700	4,429,964
Biogen Idec	99,885 [a,b]	3,619,832
Biomet	75,675	2,927,866
Boston Scientific	227,500 [b]	6,729,450
Bristol-Myers Squibb	585,000 [a]	15,210,000
C.R. Bard	31,400	2,234,738
CIGNA	39,400	3,624,012
Cardinal Health	129,825	7,214,375
Caremark Rx	136,800 [b]	5,478,840
Chiron	44,200 [a,b]	1,509,430
Eli Lilly & Co.	339,100	19,827,177
Express Scripts	22,800 [b]	2,043,792
Fisher Scientific International	35,100 [b]	2,084,238
Forest Laboratories	105,200 [b]	3,753,536
Genzyme	74,200 [b]	4,348,862
Gilead Sciences	129,600 [b]	4,808,160
Guidant	96,600	7,156,128
HCA	123,250	6,882,280
Health Management Associates, Cl. A	73,000	1,805,290
Hospira	46,770 [b]	1,569,134
Humana	48,100 [b]	1,666,665
Johnson & Johnson	890,218	61,095,661
King Pharmaceuticals	72,266 [b]	578,128
Laboratory Corporation of America Holdings	40,400 [b]	1,999,800
Manor Care	25,800	860,430
McKesson	88,377	3,269,949
Medco Health Solutions	82,391 [b]	4,199,469
MedImmune	74,500 [b]	1,890,065
Medtronic	362,100	19,082,670
Merck & Co.	661,000	22,407,900
Millipore	14,900 [b]	718,478
Mylan Laboratories	80,600 [a]	1,329,900
PerkinElmer	38,800	717,800
Pfizer	2,233,409	60,681,723

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Quest Diagnostics	27,300	2,888,340
Schering-Plough	441,500	9,214,105
St. Jude Medical	108,000 [b]	4,215,240
Stryker	112,200	5,447,310
Tenet Healthcare	140,150 [a,b]	1,677,596
Thermo Electron	47,900 [b]	1,196,542
UnitedHealth Group	192,000 [a]	18,145,920
Waters	36,200 [b]	1,434,606
Watson Pharmaceuticals	32,800 [b]	984,000
WellPoint Health Networks	91,300 [b]	11,663,575
Wyeth	400,000	17,976,000
Zimmer Holdings	73,820 [b]	6,010,424
		433,895,897
Interest Sensitive—23.4%
ACE	85,100	3,655,896
AFLAC	150,200	6,105,630
Allstate	203,300	11,417,328
Ambac Financial Group	32,550	2,175,967
American Express	351,200	18,508,240
American International Group	779,679	39,646,677
AmSouth Bancorporation	106,300	2,797,816
Aon	94,775	1,976,059
Apartment Investment & Management, Cl. A	28,600	1,090,232
Archstone-Smith Trust	59,800	2,151,006
BB&T	164,200	6,438,282
Bank of America	1,213,508	54,656,400
Bank of New York	233,000	6,510,020
Bear Stearns Cos.	33,872	3,206,324
CIT Group	63,100	2,541,668
Capital One Financial	74,000 [a]	5,245,860
Charles Schwab	343,700	3,557,295
Chubb	57,300	4,685,994
Cincinnati Financial	49,985	2,011,396
Citigroup	1,564,217	73,455,630
Comerica	51,000	2,920,260
Compass Bancshares	37,000	1,591,740
Countrywide Financial	173,800	6,289,822

12

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
E*TRADE Financial	111,000 [b]	1,233,210
Equity Office Properties Trust	120,700	3,798,429
Equity Residential	84,600	2,906,010
Fannie Mae	289,800	15,634,710
Federated Investors, Cl. B	28,500	810,825
Fifth Third Bancorp	155,667 [a]	6,771,514
First Horizon National	36,900	1,532,457
Franklin Resources	59,200	4,065,856
Freddie Mac	206,000	12,673,120
General Electric	3,173,000	114,862,600
Golden West Financial	84,500	5,266,885
Goldman Sachs Group	134,000	14,309,860
H&R Block	49,500	2,465,595
Hartford Financial Services Group	88,500	6,404,745
Huntington Bancshares	69,374	1,630,983
J.P. Morgan Chase & Co.	1,063,841	37,755,717
Janus Capital Group	70,700 [a]	918,393
Jefferson-Pilot	40,825	2,049,823
KeyCorp	121,600	4,032,256
Lehman Brothers Holdings	82,600	7,576,072
Lincoln National	52,200	2,347,434
Loews	47,800	3,388,064
M&T Bank	29,400 [a]	3,041,430
MBIA	42,100 [a]	2,205,198
MBNA	382,437	7,553,131
MGIC Investment	29,000	1,711,000
Marsh & McLennan Cos.	158,300	4,437,149
Marshall & Ilsley	62,200	2,652,208
Mellon Financial	126,900	3,513,861
Merrill Lynch	278,600	15,024,898
MetLife	219,400	8,534,660
Morgan Stanley	333,060	17,525,617
National City	177,900	6,041,484
North Fork Bancorporation	140,850	3,964,928
Northern Trust	60,900 [a]	2,742,327
PNC Financial Services Group	84,600	4,503,258
Plum Creek Timber	55,000	1,899,700

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Principal Financial Group	89,700 [a]	3,505,476
Progressive	59,900	5,467,073
ProLogis	55,100	2,181,409
Providian Financial	87,700 [b]	1,461,959
Prudential Financial	156,900	8,966,835
Regions Financial	139,090	4,658,124
SLM	128,700 [a]	6,131,268
Safeco	38,100	2,006,727
Simon Property Group	66,200 [a]	4,373,834
Sovereign Bancorp	112,200	2,307,954
St. Paul Travelers Cos.	200,412	7,174,750
State Street	99,800	4,613,754
SunTrust Banks	101,500	7,392,245
Synovus Financial	93,050	2,608,192
T. Rowe Price Group	37,100	2,046,807
Torchmark	32,400	1,731,132
U.S. Bancorp	554,853	15,480,399
UnumProvident	89,095 [a]	1,489,668
Wachovia	474,676	24,293,918
Washington Mutual	261,390 [a]	10,800,635
Wells Fargo	507,600	30,425,544
XL Capital, Cl. A	41,600	2,924,480
Zions Bancorporation	26,900	1,883,807
		754,346,939
Producer Goods & Services—10.2%
Air Products & Chemicals	68,100	3,999,513
Alcoa	260,848	7,569,809
Allegheny Technologies	26,777 [a]	599,805
American Power Conversion	53,800	1,305,188
American Standard Cos.	53,900	2,409,869
Ashland	19,900	1,338,076
Avery Dennison	30,400	1,591,440
Ball	32,900	1,299,550
Bemis	32,000	881,920
Black & Decker	24,000	2,007,120
Boeing	249,198	14,832,265
Burlington Northern Santa Fe	113,300	5,466,725

14

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
CSX	64,500	2,588,385
Caterpillar	102,700	9,042,735
Centex	37,900 [a]	2,187,588
Cooper Industries, Cl. A	27,700	1,763,382
Cummins	12,800 [a]	870,400
Deere & Co.	73,900	4,621,706
Dover	61,000	2,217,960
Dow Chemical	285,463	13,111,316
E. I. du Pont de Nemours	298,412	14,058,189
Eastman Chemical	23,300	1,258,200
Ecolab	66,100 [a]	2,162,131
Emerson Electric	125,500	7,865,085
Engelhard	36,600	1,121,058
FedEx	90,220	7,664,189
Fluor	25,600 [a]	1,319,936
Freeport-McMoRan Copper & Gold, Cl. B	53,600 [a]	1,857,776
General Dynamics	59,900	6,292,495
Georgia-Pacific	77,767 [a]	2,665,075
Goodrich	35,900	1,446,770
Goodyear Tire & Rubber	52,600 [a,b]	624,362
Great Lakes Chemical	15,400	478,016
Hercules	33,500 [b]	443,205
Honeywell International	254,725 [a]	9,108,966
ITT Industries	27,600	2,496,696
Illinois Tool Works	82,200	6,890,004
Ingersoll-Rand, Cl. A	51,900	3,989,553
International Paper	146,753	5,032,160
KB HOME	25,000	1,425,000
L-3 Communications Holdings	34,500	2,448,465
Leggett & Platt	57,100	1,539,416
Lockheed Martin	120,200	7,326,190
Louisiana-Pacific	33,200	816,720
Masco	134,100	4,222,809
MeadWestvaco	60,711	1,787,939
Molex	50,200	1,275,582
Monsanto	79,664	4,669,904
Newmont Mining	132,925	5,047,162

The Fund 15

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares		Value ($)

Producer Goods & Services (continued)
Norfolk Southern	119,800		3,761,720
Northrop Grumman	107,890	[a]	5,916,688
Nucor	47,800		2,442,580
PPG Industries	51,900		3,505,845
Pall	37,100	[a]	995,393
Parker-Hannifin	35,950		2,154,843
Phelps Dodge	28,895		2,480,636
Praxair	96,600		4,523,778
Pulte Homes	35,500		2,536,475
Raytheon	135,600		5,099,916
Rockwell Automation	52,400		2,422,452
Rockwell Collins	53,400		2,449,992
Rohm & Haas	58,215		2,541,667
Sealed Air	25,032	[a,b]	1,212,550
Sherwin-Williams	37,900		1,689,203
Sigma-Aldrich	20,600		1,203,658
Snap-On	17,300		573,841
Stanley Works	22,513		968,734
3M	231,200		17,679,864
Temple-Inland	34,200	[a]	1,154,250
Textron	40,500		3,051,675
Tyco International	602,671		18,869,629
Union Pacific	78,100		4,992,933
United Parcel Service, Cl. B	335,000		23,888,850
United States Steel	34,200		1,462,392
United Technologies	153,300		15,593,676
Vulcan Materials	30,800		1,633,632
W.W.Grainger	25,000		1,382,250
Weyerhaeuser	72,700		4,987,947
			328,214,874
Services—6.5%
ALLTEL	90,600		5,160,576
Affiliated Computer Services, Cl. A	37,900	[b]	1,806,693
Allied Waste Industries	81,200	[a,b]	648,788
Apollo Group, Cl. A	49,600	[b]	3,577,152
Automatic Data Processing	174,600		7,584,624
Carnival	157,700		7,708,376

16

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Cendant	315,870	6,288,972
Cintas	44,700	1,724,973
Clear Channel Communications	157,800	5,040,132
Comcast, Cl. A	662,218 [b]	21,263,820
Computer Sciences	57,200 [b]	2,487,056
Convergys	42,500 [a,b]	550,800
Dow Jones & Co.	21,100	705,584
Electronic Data Systems	155,000	2,999,250
Equifax	40,400	1,359,460
First Data	240,046	9,128,949
Fiserv	57,850 [b]	2,447,055
Gannett	75,200	5,790,400
IMS Health	69,400	1,664,212
Interpublic Group of Companies	126,600 [b]	1,628,076
Knight-Ridder	22,600 [a]	1,462,220
McGraw-Hill Cos.	57,000	4,963,560
Meredith	13,600	639,200
Monster Worldwide	36,100 [b]	830,661
Moody’s	41,100 [a]	3,375,954
NEXTEL Communications, Cl. A	337,300 [b]	9,441,027
New York Times, Cl. A	43,600	1,454,496
News, Cl. A	862,700	13,182,056
Omnicom Group	55,800	4,625,820
Paychex	106,475	3,258,135
R. R. Donnelley & Sons	64,500	2,122,695
Robert Half International	48,200 [a]	1,196,324
Ryder System	19,200 [a]	709,056
Sabre Holdings	39,421	771,075
SunGard Data Systems	86,500 [b]	2,889,100
Time Warner	1,375,850 [b]	23,128,038
Tribune	89,300	3,446,980
Unisys	101,000 [b]	655,490
Univision Communications, Cl. A	87,400 [b]	2,297,746
Viacom, Cl. B	510,424	17,670,879
Walt Disney	612,900	16,180,560
Waste Management	170,200	4,848,998
		208,715,018

The Fund 17

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology—14.0%
ADC Telecommunications	242,700 [b]	550,929
Adobe Systems	72,800	4,329,416
Advanced Micro Devices	117,900 [a,b]	1,677,717
Agilent Technologies	129,416 [b]	2,685,382
Altera	111,500 [b]	2,311,395
Analog Devices	111,500 [a]	3,803,265
Andrew	48,150 [b]	590,801
Apple Computer	244,600 [b]	8,820,276
Applied Materials	499,300	7,424,591
Applied Micro Circuits	92,200 [b]	246,174
Autodesk	68,700 [a]	2,186,721
Avaya	143,680 [b]	1,247,142
BMC Software	66,300 [a,b]	1,074,060
Broadcom, Cl. A	87,100 [b]	2,605,161
CIENA	171,300 [b]	393,990
Cisco Systems	1,935,000 [b]	33,436,800
Citrix Systems	50,700 [b]	1,140,750
Computer Associates International	159,329	4,285,950
Compuware	116,000 [b]	690,200
Comverse Technology	59,200 [a,b]	1,349,168
Corning	422,000 [b]	5,802,500
Danaher	82,400 [a]	4,171,912
Dell	736,100 [b]	25,638,363
EMC	720,100 [b]	9,447,712
eBay	362,300 [b]	11,495,779
Electronic Arts	92,200 [b]	4,922,558
Freescale Semiconductor, Cl. B	120,249 [b]	2,267,896
Gateway	89,500 [b]	305,195
Hewlett-Packard	866,766	17,742,700
Intel	1,864,100	43,843,632
International Business Machines	488,700	37,326,906
Intuit	55,500 [a,b]	2,236,650
JDS Uniphase	432,500 [a,b]	640,100
Jabil Circuit	54,900 [b]	1,515,240
KLA-Tencor	58,800	2,294,376
LSI Logic	115,200 [b]	617,472
Lexmark International	37,900 [b]	2,632,155

18

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Linear Technology	91,900	3,284,506
Lucent Technologies	1,326,470 [a,b]	3,223,322
Maxim Integrated Products	97,800	3,657,720
Mercury Interactive	25,300 [b]	1,045,649
Micron Technology	183,800 [b]	1,784,698
Microsoft	3,029,100	76,636,230
Motorola	733,995	11,259,483
NCR	55,700 [b]	1,838,100
NVIDIA	49,800 [b]	1,092,612
National Semiconductor	106,400 [a]	2,030,112
Network Appliance	109,600 [b]	2,918,648
Novell	113,400 [b]	670,194
Novellus Systems	41,800 [b]	979,374
Oracle	1,345,100 [b]	15,549,356
PMC-Sierra	53,800 [b]	433,628
Parametric Technology	81,000 [b]	430,920
Pitney Bowes	69,100	3,090,152
QLogic	27,500 [b]	914,100
QUALCOMM	492,700	17,190,303
Sanmina-SCI	156,700 [b]	628,367
Scientific-Atlanta	45,500	1,391,390
Siebel Systems	154,100 [b]	1,386,900
Solectron	290,700 [a,b]	959,310
Sun Microsystems	1,011,200 [b]	3,670,656
Symantec	212,400 [b]	3,988,872
Symbol Technologies	72,600 [a]	970,662
Tektronix	26,800	580,488
Tellabs	138,300 [b]	1,073,208
Teradyne	58,100 [a,b]	640,262
Texas Instruments	515,300	12,861,888
VERITAS Software	126,382 [b]	2,602,206
Xerox	286,600 [a,b]	3,797,450
Xilinx	104,300	2,809,842
Yahoo!	390,300 [a,b]	13,469,253
		452,610,895
Utilities—5.8%
AES	194,200 [b]	3,122,736
AT&T	239,540	4,582,400

The Fund 19

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Allegheny Energy	48,600 [a,b]	1,187,784
Ameren	58,500 [a]	3,024,450
American Electric Power	114,760	4,041,847
BellSouth	548,300	14,524,467
CMS Energy	64,500 [a,b]	833,340
Calpine	159,900 [a,b]	286,221
CenterPoint Energy	86,666 [a]	1,026,126
CenturyTel	40,300	1,236,807
Cinergy	57,300	2,269,080
Citizens Communications	100,400 [a]	1,280,100
Consolidated Edison	72,600	3,142,128
Constellation Energy Group	52,900	2,780,424
DTE Energy	52,100 [a]	2,393,995
Dominion Resources	102,008	7,691,403
Duke Energy	280,788 [a]	8,196,202
Edison International	97,500	3,539,250
Entergy	63,800	4,676,540
Exelon	199,050	9,852,975
FPL Group	117,100	4,780,022
FirstEnergy	98,702	4,295,511
PG&E	108,000	3,749,760
PPL	56,600	3,071,116
Pinnacle West Capital	29,000	1,215,100
Progress Energy	73,969	3,105,958
Public Service Enterprise Group	71,400	4,148,340
Qwest Communications International	500,300 [a,b]	1,711,026
SBC Communications	988,898	23,535,772
Southern	222,400	7,328,080
Sprint (FON Group)	442,450	9,848,937
TECO Energy	61,800	1,026,498
TXU	71,897	6,168,044
Verizon Communications	829,256	29,687,365
Xcel Energy	120,010 [a]	2,061,772
		185,421,576
Total Common Stocks
(cost $2,375,145,942)		3,174,229,101

20

	Principal
Short-Term Investments—1.4%	Amount ($)	Value ($)

Repurchase Agreement—1.2%
Greenwich Capital Markets, Tri-Party Repurchase
Agreement, 2.84%, dated 4/29/2005, due 5/2/2005
amount of $40,209,514 (fully collateralized by
in the $40,435,000 of various U.S. Government
Agency Obligations, value $41,009,217)	40,200,000	40,200,000
U.S. Treasury Bills—.2%
2.61%, 6/9/2005	2,500,000 [c]	2,493,075
2.69%, 7/7/2005	2,500,000 [c]	2,487,625
		4,980,700
Total Short-Term Investments
(cost $45,180,185)		45,180,700

Investment of Cash Collateral
for Securities Loaned—2.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $86,432,758)	86,432,758 [d]	86,432,758

Total Investments (cost $2,506,758,885)	102.7%	3,305,842,559
Liabilities, Less Cash and Receivables	(2.7%)	(85,894,353)
Net Assets	100.0%	3,219,948,206

[a] All or a portion of these securities are on loan. At April 30, 2005, the total market value of the fund’s securities on loan is $82,833,833 and the total market value of the collateral held by the fund is $86,432,758.
[b] Non-income producing.
[c] Partially held by the broker in a segregated account as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual funds.

Portfolio Summary (Unaudited) †

	Value (%)	Value (%)

Interest Sensitive	23.4	Consumer Staples	8.0
Technology	14.0	Services	6.5
Health Care	13.5	Utilities	5.8
Producer Goods & Services	10.2	Short-Term/Money Market Instruments	4.1
Consumer Cyclical	8.6	Futures Contracts	.0
Energy	8.6		102.7

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF FINANCIAL FUTURES
April 30, 2005 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2005 ($)

Financial Futures Long
Standard & Poor’s 500	176	50,974,000	June 2005	(1,252,525)

See notes to financial statements.
22

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $82,833,833)—Note 1(b):
Unaffiliated issuers	2,420,326,127	3,219,409,801
Affiliated issuers	86,432,758	86,432,758
Cash		2,538,811
Dividends and interest receivable		4,012,466
Receivable for shares of Common Stock subscribed		1,561,866
Receivable for futures variation margin—Note 4		676,625
		3,314,632,327

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,332,075
Liability for securities on loan—Note 1(b)		86,432,758
Payable for shares of Common Stock redeemed		6,674,340
Payable for investment securities purchased		244,948
		94,684,121

Net Assets ($)		3,219,948,206

Composition of Net Assets ($):
Paid-in capital		2,622,622,220
Accumulated undistributed investment income—net		11,450,295
Accumulated net realized gain (loss) on investments		(211,955,458)
Accumulated net unrealized appreciation
(depreciation) investments [including ($1,252,525)
net unrealized (depreciation) on financial futures]		797,831,149

Net Assets ($)		3,219,948,206

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		95,245,700
Net Asset Value, offering and redemption price per share-Note 3(c) ($)		33.81

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS Six Months Ended April 30, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends	39,006,176
Interest	252,214
Income from securities lending	31,636
Total Income	39,290,026
Expenses:
Management fee—Note 3(a)	4,054,055
Shareholder servicing costs—Note 3(b)	4,054,055
Loan commitment fees—Note 2	15,349
Interest expense—Note 2	2,955
Total Expenses	8,126,414
Investment Income—Net	31,163,612

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(20,469,104)
Net realized gain (loss) on financial futures	2,478,221
Net Realized Gain (Loss)	(17,990,883)
Net unrealized appreciation (depreciation) on investments
investments [including ($1,561,700) net
unrealized (depreciation) on financial futures]	81,598,215
Net Realized and Unrealized Gain (Loss) on Investments	63,607,332
Net Increase in Net Assets Resulting from Operations	94,770,944

See notes to financial statements.
24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Operations ($):
Investment income—net	31,163,612	36,420,285
Net realized gain (loss) on investments	(17,990,883)	3,780,027
Net unrealized appreciation
(depreciation) on investments	81,598,215	210,684,606
Net Increase (Decrease) in Net Assets
Resulting from Operations	94,770,944	250,884,918

Dividends to Shareholders from ($):
Investment income—net	(48,499,041)	(31,500,224)

Capital Stock Transactions ($):
Net proceeds from shares sold	437,719,409	845,857,923
Dividends reinvested	47,446,210	30,880,377
Cost of shares redeemed	(427,666,698)	(783,225,642)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	57,498,921	93,512,658
Total Increase (Decrease) in Net Assets	103,770,824	312,897,352

Net Assets ($):
Beginning of Period	3,116,177,382	2,803,280,030
End of Period	3,219,948,206	3,116,177,382
Undistributed investment income—net	11,450,295	28,785,724

Capital Share Transactions (Shares):
Shares sold	12,630,498	25,942,195
Shares issued for dividends reinvested	1,361,050	990,390
Shares redeemed	(12,331,888)	(24,026,262)
Net Increase (Decrease) in Shares Outstanding	1,659,660	2,906,323

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2005			Year Ended October 31,

(Unaudited)		2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	33.30	30.91	26.01	31.08	41.95	40.55
Investment Operations:
Investment income—net [a]	.33	.39	.35	.32	.32	.31
Net realized and unrealized
gain (loss) on investments	.70	2.35	4.86	(5.08)	(10.88)	1.92
Total from Investment
Operations	1.03	2.74	5.21	(4.76)	(10.56)	2.23
Distributions:
Dividends from investment
income—net	(.52)	(.35)	(.31)	(.31)	(.31)	(.32)
Dividends from net realized
gain on investments	—	—	—	—	—	(.51)
Total Distributions	(.52)	(.35)	(.31)	(.31)	(.31)	(.83)
Net asset value,
end of period	33.81	33.30	30.91	26.01	31.08	41.95

Total Return (%)	3.05[b]	8.93	20.22	(15.54)	(25.31)	5.50

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.25[b]	.50	.52	.50	.50	.50
Ratio of net investment income
to average net assets	.95[b]	1.21	1.27	1.05	.88	.73
Portfolio Turnover Rate	2.83[b]	1.87	2.17	4.42	1.89	7.64

Net Assets, end of period
($ x 1,000) 3,219,948		3,116,177	2,803,280	2,185,380 2,514,308		3,072,253

[a] Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (“the Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

able. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank N.A., an affiliate of Dreyfus or the Manager, the fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund

28

will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the credit-worthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized cap-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ital gain, if any, can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $142,539,901 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2004. If not applied, $16,218,557 of the carryover expires in fiscal 2008, $42,517,790 expires in fiscal 2009, $82,176,122 expires in fiscal 2010 and $1,627,432 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004 were as follows: ordinary income $31,500,224. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended April 30, 2005 was approximately $230,400 with a related weighted average annualized interest rate of 2.59% .

30

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fees in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $25,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings.The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Subject to the Company’s Emeritus Program Guidelines,Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members.All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the fund’s average daily net assets.The ser-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vices provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period April 30, 2005, the fund was charged $4,054,055 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $666,038 and shareholder services plan fees $666,037.

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2005, redemption fees charged and retained by the fund amounted to $15,908.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 2005, amounted to $121,545,658 and $91,026,988, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.

32

The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2005, are set forth in the Statement of Financial Futures.

At April 30, 2005, accumulated net unrealized appreciation on investments was $799,083,674, consisting of $1,059,383,156 gross unrealized appreciation and $260,299,482 gross unrealized depreciation.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

34

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on March 14, 2005, the Board considered the re-approval for another one-year term of the fund’s Management Agreement (the “Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members who are not “interested persons” (as defined in the Act (the “Independent Directors”)) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the Fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as the distribution of other funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund,as well as the Fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages, and discussed the results of the comparisons. The Board members noted that the fund’s performance as measured by total

The Fund 35

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S
I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

return was consistent with the total return of the S&P 500 Index, and that slight variations were due primarily to fees.The Board members also noted the fund’s performance as measured by total return was in the second quartile of the fund’s Lipper category for the one- and thee-year periods ended January 31, 2005, and above the Lipper category averages for the one-, three-, and five-year periods.

The Board members reviewed the range of management fees,advisory fee and expense ratios, noting that the fund’s management fee was lower than a majority of the funds in the comparison group, and that the fund’s expense ratio was higher than that of the comparison group average, but lower than that of the Lipper category averages.The Board members also considered the fund’s primary distribution channel, and the fees charged, and services provided, by financial intermediaries offering the fund in that channel. The Board members noted that, as a “unitary fee” fund, the Manager has voluntarily agreed to pay all of the fund’s expenses, except management fees,brokerage commissions,taxes,interest,fees and expenses of non interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees,and extraordinary expenses.The Board also noted that the Manager voluntarily agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”) and by separate accounts, or mutual funds for which the Manager or its affiliates serve as sub-investment adviser, with similar investment objectives, policies and strategies as the fund (“Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) and explained the nature of each Similar Account and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Accounts as compared to management of the fund.The Manager’s representatives also reviewed the costs associated with distribution of the fund and Similar Accounts

36

through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided. Noting the Fund’s “unitary fee” structure, the Board members concluded that the Similar Funds had advisory fees and expense ratios that were higher than the fund’s management fee and expense ratio and the Separate Accounts had advisory fees that were lower than the fund’s management fee. A representative of the Manager stated that certain Similar Accounts had lower advisory fees as a result of historical pricing arrangements and other Similar Accounts were mutual funds that were sub-advised but not administered by an affiliate of the Manager.The Board members considered the relevance of the fee information provided for the Separate Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Separate Accounts seemed to be consistent with the management and other services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that the Manager had no soft dollar arrangement with respect to the fund.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the

The Fund 37

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S

I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Independent Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits realized, or to be realized, and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board recognized that economies of scale may be realized as the fund’s assets increase and determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

38

NOTES

For More	Information

Dreyfus S&P 500	Transfer Agent &
Index Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Boston Safe Deposit and
Trust Company
One Boston Place
Boston, MA 02109

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
40	Statement of Financial Futures
41	Statement of Assets and Liabilities
42	Statement of Operations
43	Statement of Changes in Net Assets
44	Financial Highlights
45	Notes to Financial Statements
54	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus International
Stock Index Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Susan Ellison.

The six-month reporting period produced mixed results for most international stock markets. After rallying strongly when the global economy expanded and geopolitical concerns eased in the final weeks of 2004, equities gave back some of their gains during the first few months of 2005 as rising energy prices and currency fluctuations took their toll on investor sentiment in most markets.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle in the United States. However, your financial advisor can help you diversify your portfolio in a way that allows you to participate in the longer-term gains of the world’s financial markets while providing a measure of protection from shorter-term volatility.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2005, the fund produced a total return of 8.80% .1 This compares with an 8.71% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (the “MSCI EAFE Free Index” or the “Index”), during the same period.2

We attribute the fund’s performance to strong global economic growth, particularly during the reporting period’s first half, which helped spark a rally in the international equity markets.

What is the fund’s investment approach?

In managing this fund, our goal is to match the performance of the MSCI EAFE Free Index, a broadly diversified, international index composed of slightly more than 1,000 stocks that trade in 21 major markets outside the United States, including Great Britain, Germany, France, Japan,Hong Kong,Singapore,Australia,Switzerland and the Netherlands.

Weighted by market capitalization (the total value of all shares outstanding in a country’s stock market) and share liquidity (a measure of the proportion of a company’s shares actually available to be bought or sold by the public), approximately 70% of the MSCI EAFE Free Index’s total value is represented by its top five countries, which currently are Great Britain, Japan, France, Switzerland and Germany.The MSCI EAFE Free Index is diversified among industry groups, as those groups are represented in individual country markets.

The fund attempts to match the Index return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Free Index. Beginning by country, the fund invests in proportion to each country’s weighting in the Index.That means that if the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

British market comprises 25% of the Index, then approximately 25% of the fund’s assets will be invested in Britain. In addition, the fund’s industry allocation also matches that of the Index, in the proper proportion. For example, if a certain percentage of the market value in the Japanese sub-index is composed of financial services firms, that same approximate percentage of the investment in the Japanese markets will also be invested in that sector.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Free Index.

What other factors influenced the fund’s performance?

Most international stock markets were in the midst of a rally when the reporting period began. Companies throughout the world benefited at the time from an expanding global economy. U.S. consumer spending was strong, as was demand for energy and industrial commodities from China and other emerging markets.

During the first quarter of 2005, however, higher energy prices, mounting inflationary pressures, higher interest rates in many nations and a relatively weak U.S. dollar caused investors to worry that global economic growth might slow. As a result, by the end of the reporting period, international equities had given back some of their previous gains. Nonetheless, the Index posted gains in all but one of the 21 countries in which it invests.

The Index’s strongest returns stemmed from its investments in Austria, where Boehler-Uddeholm, a tooling material company and OMV, Austria’s largest oil and chemicals firm, helped fuel returns. Greece also provided attractive results, with market gains driven by Hellenic Technodomiki, a construction and building materials firm, Bank of Piraeus and OPAP, also known as the Organization of Football. In Norway, three stocks contributed strongly to the Index’s performance: drilling contractor Smedvig, oil services provider

4

Petroleum Geo-Services, fertilizer and industrial gas producer Yara International. From a market sector standpoint, the consumer non-durables and health care areas made the greatest contribution to the Index’s return during the reporting period.

On the other hand, Ireland was the only country that posted a negative absolute return during the reporting period, and relatively small gains were posted by Portugal and Japan. In terms of market sectors, the consumer durables and technology stocks hindered the Index’s overall performance.

What is the fund’s current strategy?

The strategy of this fund is to provide investors with a cost-effective way to gain broad exposure to international developed markets represented by the MSCI EAFE Free Index. As an index fund, the investments are not impacted by an individual’s preference for one market over another or one security over another. Instead it reflects the general composition of the overall market.

May 16, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2005

Expenses paid per $1,000 †	$ 3.11
Ending value (after expenses)	$1,088.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2005

Expenses paid per $1,000 †	$ 3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2005 (Unaudited)
Common Stocks—98.2%	Shares	Value ($)

Australia—5.2%
AMP	32,584	172,316
AXA Asia Pacific Holdings	11,966	40,199
Alumina	20,091	90,255
Amcor	15,267	77,747
Ansell	2,300	16,836
Aristocrat Leisure	5,262	40,063
Australia & New Zealand Banking Group	32,210	544,736
Australian Gas Light	8,315	93,456
Australian Stock Exchange	1,805	28,219
BHP Billiton	63,205	798,364
BlueScope Steel	13,358	80,082
Boral	10,893	49,462
Brambles Industries	16,702	102,715
CFS Gandel Retail Trust (Units)	25,706	31,868
CSL	3,605	89,533
CSR	17,462	32,741
Centro Properties Group	14,248	57,079
Coca-Cola Amatil	8,709	56,414
Cochlear	1,053	25,309
Coles Myer	21,064	141,507
Commonwealth Bank of Australia	22,511	640,820
Commonwealth Property Office Fund (Units)	23,240	22,977
Computershare	7,663	30,331
DB RREEF Trust	44,088	45,045
Foster's Group	34,288	137,668
Futuris	7,437	11,031
General Property Trust (Units)	35,832	104,054
Harvey Norman Holdings	7,600	14,721
ING Industrial Fund (Units)	14,004	22,572
Iluka Resources	3,328	15,226
Insurance Australia Group	28,040	133,460
Investa Property Group	26,768	43,148
James Hardie Industries	7,823	34,334
John Fairfax Holdings	15,266	45,423
Leighton Holdings	2,731	21,175

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Lend Lease	5,980	55,897
Lion Nathan	5,126	29,248
Macquarie Bank	3,802	136,698
Macquarie Goodman Group	20,902	64,588
Macquarie Infrastructure Group	33,565	95,675
Mayne Group	11,000	30,175
Mirvac Group	14,059	46,195
National Australia Bank	27,418	626,086
Newcrest Mining	6,042	70,098
OneSteel	11,570	19,917
Orica	4,898	60,460
Origin Energy	14,000	76,746
Pacific Brands	7,100	12,238
PaperlinX	7,150	15,852
Patrick	9,158	38,958
Perpetual Trustees Australia	708	28,643
Publishing & Broadcasting	2,474	27,686
QBE Insurance Group	13,076	153,095
Qantas Airways	17,284	43,579
Rinker Group	16,119	143,955
Rio Tinto	5,447	176,824
Santos	10,729	77,696
Sonic Healthcare	4,210	38,967
Southcorp	9,724	32,247
Stockland	21,889	100,087
Suncorp-Metway	9,730	150,301
TABCORP Holdings	8,961	108,978
Telstra	38,020	143,920
Toll Holdings	3,914	39,031
Transurban Group	10,037	58,247
WMC Resources	20,049	124,277
Wesfarmers	6,573	185,465
Westfield Group	24,861	316,857
Westpac Banking	31,573	480,835
Woodside Petroleum	8,370	153,898
Woolworths	18,611	223,279
		8,077,584

8

Common Stocks (continued)	Shares		Value ($)

Austria—.4%
Bank Austria Creditanstalt	617		57,098
Boehler-Uddeholm	150		19,439
Erste Bank der Oesterreichischen Sparkassen	2,080		100,809
Flughafen Wien	140		9,103
IMMOFINANZ Immobilien Anlagen	3,887	[a]	35,424
IMMOFINANZ Immobilien Anlagen (Rights)	3,887	[a]	803
Mayr-Melnhof Karton	60		8,946
OMV	300		92,566
RHI	200	[a]	5,708
Telekom Austria	6,024		116,139
VA Technologie	150	[a]	12,001
Verbund Oesterreichische Elektrizitaetswirtschafts, CL. A	120		29,996
Voestalpine	466		31,625
Wienerberger	1,063		45,098
			564,755
Belgium—1.4%
AGFA-Gevaert	1,621		53,036
Barco	180		13,847
Bekaert	240		18,569
Belgacom	2,805		107,257
Cofinimmo	70		11,842
Colruyt	315		47,752
Compagnie Maritime Belge	250		9,462
Cumerio	435		5,891
Delhaize Group	1,222		80,876
Dexia	11,119		256,807
D'ieteren	35		7,752
Electrabel	479		223,341
Euronav	300		10,203
Fortis	20,657		575,995
Groupe Bruxelles Lambert	1,192		107,767
InBev	3,220		102,801
KBC Groupe	3,259		258,710
Mobistar	481		41,110
Omega Pharma	427		23,171
Solvay	1,091		124,567

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Belgium (continued)
UCB	1,603	78,250
Umicore	435	37,856
		2,196,862
Denmark—.8%
AP Moller—Maersk	19	168,424
Bang & Olufsen, CL B	250	15,910
Carlsberg, CL. B	500	24,623
Coloplast, CL. B	400	23,109
DSV	400	30,605
Danisco	880	58,705
Danske Bank	7,609	223,614
East Asiatic	300	17,825
FLSmidth, CL. B	500	8,498
GN Store Nord	4,350	45,651
H Lundbeck	1,100	25,913
ISS	832	66,777
Kobenhavns Lufthavne	75	16,851
NKT Holding	200	7,049
Novo-Nordisk, CL. B	4,166	210,745
Novozymes, CL. B	1,025	49,992
TDC	3,284	140,720
Topdanmark	400 [a]	28,523
Vestas Wind Systems	3,400 [a]	43,144
William Demant Holding	400 [a]	19,075
		1,225,753
Finland—1.5%
Amer Sports	1,140	18,911
Elisa	2,550	36,536
Fortum	6,447	97,918
KCI Konecranes	200	7,867
Kesko, CL. B	1,140	27,581
Kone, CL. B	785	59,739
Metso	1,910	34,699
Neste Oil	1,361	30,501
Nokia	82,223	1,318,166
Nokian Renkaat	1,500	25,140

10

Common Stocks (continued)	Shares	Value ($)

Finland (continued)
Orion, CL. B	1,500	25,587
Outokumpu	1,440	20,281
Pohjola Group, Cl. D	860	11,091
Rautaruukki	2,100	27,011
Sampo, CL. A	6,953	97,264
Stora Enso, CL. R	10,935	145,529
Tietoenator	1,403	42,561
UPM-Kymmene	9,384	188,237
Uponor	1,000	19,884
Wartsila, CL. B	1,050	27,848
		2,262,351
France—9.1%
AXA	25,062	619,797
Accor	3,518	161,306
Air France-KLM	2,198	34,711
Air Liquide	1,937	346,776
Alcatel	21,760 [a]	234,922
Alstom	72,614 [a]	56,408
Atos Origin	948 [a]	57,228
Autoroutes du Sud de la France	1,278	66,332
BNP Paribas	14,048	928,619
Bouygues	3,511	140,401
Business Objects	1,231 [a]	31,999
CNP Assurances	592	40,309
CapGemini	2,237 [a]	69,916
Carrefour	10,138	494,265
Casino Guichard Perrachon	552	41,030
Cie de Saint-Gobain	5,449	308,457
Cie Generale d'Optique Essilor International	1,679	120,300
Compagnie Generale des Etablissements Michelin, Cl. B	2,513	152,696
Credit Agricole	11,524	299,325
Dassault Systemes	913	43,006
European Aeronautic Defense and Space	4,175	119,220
France Telecom	26,137	767,550
Gecina	627	71,136
Groupe Danone	4,276	402,004

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Hermes International	145	27,713
Imerys	515	36,890
Klepierre	421	40,603
L'Oreal	5,393	388,401
LVMH Moet Hennessy Louis Vuitton	4,257	301,795
Lafarge	2,969	270,868
Lagardere SCA	2,220	161,058
Pernod-Ricard	887	134,801
Peugeot	2,976	176,871
Pinault-Printemps-Redoute	1,157	114,168
Publicis Groupe	2,113	60,659
Renault	3,220	270,564
Sagem	3,111	64,230
Sanofi-Aventis	17,175	1,525,701
Schneider Electric	3,851	278,148
Societe BIC	551	29,873
Societe Generale	5,893	589,390
Societe Television Francaise 1	2,139	60,744
Sodexho Alliance	1,774	59,648
Suez	14,256	390,682
Technip	357	60,713
Thales	1,434	58,325
Thomson	4,110	101,713
Total	10,027	2,232,296
Unibail	739	91,503
Valeo	1,372	60,113
Veolia Environnement	5,424	205,150
Vinci	1,274	192,022
Vivendi Universal	18,016	536,949
Zodiac	711	34,603
		14,163,907
Germany—6.3%
Adidas-Salomon	788	122,902
Allianz	5,438	653,108
Altana	1,256	78,779
BASF	9,153	593,639

12

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Bayer	11,656	383,687
Bayerische Hypo-und Vereinsbank	11,352 [a]	269,585
Beiersdorf	287	31,184
Celesio	579	46,026
Commerzbank	7,856	173,043
Continental	2,289	169,469
DaimlerChrysler	15,218	599,279
Deutsche Bank	8,645	708,612
Deutsche Boerse	1,821	138,157
Deutsche Lufthansa	4,258	55,365
Deutsche Post	8,932	209,915
Deutsche Telekom	48,140	903,767
Douglas Holding	637	21,686
E.ON	10,988	928,397
Epcos	690 [a]	7,906
Fresenius Medical Care	654	52,249
HeidelbergCement	1,218	70,740
Hypo Real Estate Holding	2,260	94,150
Infineon Technologies	10,864 [a]	91,758
KarstadtQuelle	709	6,865
Linde	1,444	95,960
MAN	2,429	102,654
MLP	1,065	17,204
Merck KGaA	912	69,822
Metro	2,503	133,667
Muenchener Rueckversicherungs	3,257	358,511
Puma	303	70,095
RWE	7,415	444,505
SAP	3,625	571,991
Schering	2,886	191,523
Siemens	14,063	1,036,912
Suedzucker	1,081	19,886
TUI	2,524	61,095
ThyssenKrupp	5,316	98,135
Volkswagen	3,924	163,972
		9,846,200

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Greece—.6%
Alpha Bank	4,059	131,397
Coca Cola Hellenic Bottling	1,908	51,701
Cosmote Mobile Telecommunications	1,800	34,298
EFG Eurobank Ergasias	3,210	97,065
Emporiki Bank of Greece	950	29,432
Folli—Follie	200	5,655
Germanos	370	11,615
Hellenic Duty Free Shops	300	5,180
Hellenic Petroleum	1,600	16,828
Hellenic Technodomiki Tev	1,080	5,307
Hellenic Telecommunications Organization	4,470	83,830
Hyatt Regency	600	7,314
Intracom	1,100	5,579
National Bank of Greece	4,650	156,238
OPAP	2,850	74,832
Piraeus Bank	2,800	47,375
Public Power	1,800	48,503
Technical Olympic	1,000	5,832
Titan Cement	1,000	31,755
Viohalco	1,550	11,723
		861,459
Hong Kong—1.7%
ASM Pacific Technology	2,500	10,175
BOC Hong Kong Holdings	65,500	124,791
Bank of East Asia	24,391	71,662
CLP Holdings	31,288	178,076
Cathay Pacific Airways	17,000	32,338
Cheung Kong Holdings	26,000	245,916
Cheung Kong Infrastructure Holdings	8,000	25,355
Esprit Holdings	16,000	119,766
Giordano International	20,000	13,907
Hang Lung Properties	31,000	47,727
Hang Seng Bank	13,400	183,450
Henderson Land Development	13,000	60,605
Hong Kong & China Gas	65,772	134,802
Hong Kong Exchanges and Clearing	18,000	43,851

14

Common Stocks (continued)	Shares		Value ($)

Hong Kong (continued)
HongKong Electric Holdings	24,500		112,123
Hopewell Holdings	10,000		24,430
Hutchison Telecommunications International	23,000		21,863
Hutchison Whampoa	37,800		338,993
Hysan Development	13,000		26,886
Johnson Electric Holdings	25,900		23,208
Kerry Properties	7,000		15,337
Kingboard Chemical Holdings	9,000		26,749
Kingboard Chemical Holdings (Warrants)	600	[a]	500
Li & Fung	28,000		53,785
MTR	24,500		39,151
New World Development	36,191		39,220
Orient Overseas International	3,300		15,903
PCCW	59,207		35,121
SCMP Group	11,759		5,552
Shangri-La Asia	20,000		30,545
Sino Land	14,664		13,912
SmarTone Telecommunications Holding	4,000		4,415
Sun Hung Kai Properties	23,699		227,620
Swire Pacific, CL. A	16,500		138,639
Techtronic Industries	15,000		33,631
Television Broadcasts	6,000		30,194
Texwinca Holdings	8,000		6,681
Wharf Holdings	20,171		67,513
Yue Yuen Industrial Holdings	9,800		27,807
			2,652,199
Ireland—.8%
Allied Irish Banks	15,378		313,876
Bank of Ireland	17,191		260,099
CRH	9,461		235,482
DCC	1,465		32,786
Depfa Bank	6,115		94,568
Eircom Group	9,701		23,431
Elan	6,426	[a]	35,101
Fyffes	6,620		18,615
Grafton Group (Units)	3,695		42,168

The Fund 15

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Ireland (continued)
Greencore Group	2,474	10,246
Independent News & Media	8,990	28,555
Irish Life & Permanent	4,916	82,279
Kerry Group, CL. A	2,413	58,604
Kingspan Group	1,760	19,793
Ryanair Holdings	2,000 [a]	14,654
Waterford Wedgwood (Units)	21,509 [a]	1,017
		1,271,274
Italy—4.0%
Alleanza Assicurazioni	8,033	95,782
Arnoldo Mondadori Editore	2,344	24,453
Assicurazioni Generali	16,929	522,668
Autogrill	1,808	25,529
Autostrade	5,036	133,410
Banca Antonveneta	3,973	132,882
Banca Fideuram	4,720	24,707
Banca Intesa	57,878	277,783
Banca Intesa (RNC)	15,552	67,528
Banca Monte dei Paschi di Siena	19,844	69,896
Banca Nazionale del Lavoro	30,038 [a]	94,996
Banca Popolare di Milano	7,102	67,722
Banche Popolari Unite	5,798	123,228
Banco Popolare di Verona e Novara	6,367	117,739
Benetton Group	730	6,743
Bulgari	2,557	27,886
Capitalia	24,656	132,583
ENI	45,897	1,156,374
Edison	15,336 [a]	32,106
Enel	64,658	615,582
Fiat	9,391 [a]	62,191
FinecoGroup	3,057	25,313
Finmeccanica	104,772	97,643
Gruppo Editoriale L'Espresso	3,559	20,631
Italcementi	1,065	17,397
Luxottica Group	2,554	51,085
Mediaset	10,122	132,077

16

Common Stocks (continued)	Shares	Value ($)

Italy (continued)
Mediobanca	8,015	132,447
Mediolanum	4,030	26,287
Pirelli & C	45,846	52,243
Riunione Adriatica di Sicurta	5,192	113,476
Sanpaolo IMI	18,891	280,856
Seat Pagine Gialle	77,304	30,042
Snam Rete Gas	16,019	90,438
TIM	21,678	126,971
Telecom Italia	146,027	496,873
Telecom Italia (RNC)	100,644	284,608
Telecom Italia Media	19,085 [a]	9,324
Terna	17,885	49,178
Tiscali	4,586 [a]	13,519
UniCredito Italiano	78,280	440,626
		6,302,822
Japan—21.1%
Acom	1,250	80,481
Aderans	600	14,320
Advantest	1,200	84,631
Aeon	10,200	158,465
Aeon Credit Service	520	34,343
Aiful	1,125	84,042
Aisin Seiki	2,700	58,725
Ajinomoto	10,800	129,895
Alfresa Holdings	500	22,588
All Nippon Airways	9,000	29,118
Alps Electric	3,000	47,110
Amada	6,000	37,215
Amano	1,000	10,960
Anritsu	2,000	12,002
Aoyama Trading	800	20,949
Ariake Japan	320	7,930
Asahi Breweries	6,700	85,430
Asahi Glass	13,800	152,965
Asahi Kasei	20,900	100,969
Asatsu-DK	500	15,583

The Fund 17

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Astellas Pharma	9,379	340,690
Autobacs Seven	400	13,016
Bandai	1,100	25,139
Bank of Fukuoka	9,000	54,591
Bank of Yokohama	22,000	125,807
Benesse	1,100	35,703
Bridgestone	11,400	218,932
COMSYS Holdings	2,000	17,211
CSK	1,000	38,283
Canon	14,900	776,644
Capcom	600	6,281
Casio Computer	3,000	41,130
Central Glass	3,000	20,628
Central Japan Railway	18	148,122
Chiba Bank	12,000	73,998
Chubu Electric Power	11,600	278,068
Chugai Pharmaceutical	5,028	78,518
Circle K Sunkus	600	14,475
Citizen Watch	4,800	43,829
Coca-Cola West Japan	600	13,776
Credit Saison	2,400	82,118
Dai Nippon Printing	10,800	173,490
Daicel Chemical Industries	4,000	21,523
Daido Steel	200	788
Daiichi Pharmaceutical	4,300	99,747
Daikin Industries	3,300	82,404
Daimaru	4,000	34,975
Dainippon Ink and Chemicals	12,000	32,633
Dainippon Screen Manufacturing	3,000	20,358
Daito Trust Construction	1,500	60,082
Daiwa House Industry	8,400	94,307
Daiwa Securities Group	22,000	139,312
Denki Kagaku Kogyo	7,600	26,246
Denso	9,500	224,437
Dentsu	28	71,571

18

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Dowa Mining	5,000	32,903
East Japan Railway	60	312,379
Ebara	4,000	16,104
Eisai	4,500	149,865
Electric Power Development	2,400	72,511
FamilyMart	1,100	34,178
Fanuc	2,600	153,815
Fast Retailing	900	53,290
Fuji Electric Holdings	10,000	29,885
Fuji Photo Film	8,200	271,496
Fuji Soft ABC	600	17,693
Fuji Television Network	6	12,645
Fujikura	5,000	21,706
Fujitsu	30,800	169,924
Furukawa Electric	10,000	44,272
Goodwill Group	5	9,970
Gunma Bank	6,000	33,830
Gunze	3,000	13,480
Hankyu Department Stores	2,000	14,173
Hino Motors	4,000	24,160
Hirose Electric	500	51,043
Hitachi	55,900	328,375
Hitachi Cable	3,000	12,849
Hitachi Capital	1,000	18,992
Hitachi Chemical	1,600	27,469
Hitachi Construction Machinery	1,400	17,897
Hitachi Software Engineering	400	7,096
Hokkaido Electric Power	3,300	66,229
Hokuhoku Financial Group	16,000	45,347
Honda Motor	13,260	638,558
House Foods	1,020	14,571
Hoya	1,900	198,655
INPEX	7	38,186
Isetan	2,600	31,210
Ishihara Sangyo Kaisha	4,000	8,969

The Fund 19

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Ishikawajima-Harima Heavy Industries	17,000	27,902
Ito En	400	19,637
Itochu	23,500	116,166
Itochu Techno-Science	500	16,082
Ito-Yokado	6,000	205,925
Jafco	500	28,818
Japan Airlines	11,600	32,965
Japan Real Estate Investment	4	32,961
Japan Retail Fund Investment	4	32,447
Japan Tobacco	16	205,881
JFE Holdings	9,360	259,595
JGC	4,000	41,029
JS Group	4,524	81,352
JSR	3,300	66,642
Joyo Bank	12,462	62,348
Kajima	14,800	56,326
Kaken Pharmaceutical	2,000	14,354
Kamigumi	4,400	34,415
Kandenko	105	677
Kanebo	600 [a]	4,088
Kaneka	5,000	54,470
Kansai Electric Power	12,599	253,382
Kansai Paint	3,000	18,001
Kao	9,000	206,901
Katokichi	1,800	13,456
Kawasaki Heavy Industries	21,000	40,669
Kawasaki Kisen Kaisha	8,000	52,225
Keihin Electric Express Railway	7,000	42,460
Keio Electric Railway	9,000	50,895
Keyence	540	119,517
Kikkoman	3,000	28,934
Kinden	2,000	16,718
Kintetsu	26,354	81,937
Kirin Brewery	12,000	116,954
Kobe Steel	43,000	77,738
Kokuyo	1,000	12,934

20

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Komatsu	16,600	117,185
Komori	1,000	15,372
Konami	1,500	32,223
Konica Minolta Holdings	8,000	77,227
Koyo Seiko	2,000	27,030
Kubota	18,000	93,066
Kuraray	6,500	60,182
Kurita Water Industries	1,900	29,578
Kyocera	2,900	212,013
Kyowa Hakko Kogyo	6,000	44,490
Kyushu Electric Power	7,100	152,601
Lawson	900	34,932
Leopalace21	1,800	27,609
MEDICEO Holdings	1,700	21,271
Mabuchi Motor	500	30,036
Maeda Road Construction	200	1,480
Makita	2,000	37,871
Marubeni	22,000	71,805
Maruha Group	400	1,003
Marui	5,200	66,857
Matsumotokiyoshi	700	19,787
Matsushita Electric Industrial	39,195	574,156
Matsushita Electric Works	5,000	42,127
Meiji Dairies	4,000	22,240
Meiji Seika Kaisha	6,000	28,856
Meitec	500	16,519
Millea Holdings	25	340,752
Minebea	5,000	19,892
Mitsubishi	19,500	267,011
Mitsubishi Chemical	28,200	89,596
Mitsubishi Electric	31,000	164,272
Mitsubishi Estate	17,000	182,567
Mitsubishi Gas Chemical	7,000	34,272
Mitsubishi Heavy Industries	48,700	129,503
Mitsubishi Logistics	2,000	20,738
Mitsubishi Materials	14,000	32,461

The Fund 21

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Mitsubishi Rayon	9,000	33,992
Mitsubishi Tokyo Financial Group	81	702,569
Mitsui	22,400	213,023
Mitsui Chemicals	10,000	56,758
Mitsui Engineering & Shipbuilding	13,000	28,149
Mitsui Fudosan	12,000	133,934
Mitsui Mining & Smelting	10,000	43,026
Mitsui OSK Lines	15,000	94,775
Mitsui Sumitomo Insurance	22,230	202,321
Mitsui Trust Holdings	9,380	93,151
Mitsukoshi	7,000	33,013
Mitsumi Electric	900	9,919
Mizuho Financial Group	137	644,420
Murata Manufacturing	3,900	194,020
NEC	28,800	158,863
NEC Electronics	700	31,623
NET One Systems	9	22,837
NGK Insulators	5,000	51,468
NGK Spark Plug	3,000	31,396
NOK	1,700	44,526
NSK	7,000	34,600
NTN	7,000	37,262
NTT Data	22	67,812
NTT DoCoMo	355	548,668
Namco	1,100	14,741
Nichii Gakkan	320	9,185
Nichirei	4,000	14,803
Nidec	800	93,871
Nikko Cordial	28,000	130,937
Nikon	4,600	48,406
Nintendo	1,750	199,646
Nippon Building Fund	5	44,804
Nippon Express	14,000	67,985
Nippon Kayaku	2,000	11,296
Nippon Light Metal	5,400	13,809
Nippon Meat Packers	3,000	37,910

22

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Nippon Mining Holdings	13,300	80,220
Nippon Oil	21,800	153,353
Nippon Paper Group	15	64,620
Nippon Sheet Glass	7,000	28,621
Nippon Shokubai	3,000	26,991
Nippon Steel	109,100	276,579
Nippon Telegraph & Telephone	90	376,765
Nippon Yusen	16,800	99,400
Nishimatsu Construction	3,000	11,245
Nissan Chemical Industries	3,000	26,067
Nissan Motor	44,000	434,380
Nisshin Seifun Group	3,000	31,309
Nisshin Steel	12,000	30,926
Nisshinbo Industries	3,000	23,483
Nissin Food Products	1,600	42,489
Nitori	350	23,590
Nitto Denko	3,000	163,833
Nomura Holdings	33,000	419,483
Nomura Research Institute	400	38,122
OJI Paper	15,000	80,061
ORIX	1,440	196,249
Obayashi	10,000	58,519
Obic	100	18,133
Odakyu Electric Railway	11,000	63,553
Oki Electric Industry	10,000	37,403
Okumura	3,000	18,581
Olympus	4,000	81,100
Omron	3,500	76,261
Onward Kashiyama	3,000	38,564
Oracle Corp Japan	500	21,826
Oriental Land	900	56,530
Osaka Gas	36,000	113,230
Pioneer	2,500	42,688
Promise	1,500	97,166
QP	1,500	13,489
Rakuten	87	72,967

The Fund 23

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Resona Holdings	80,000	151,124
Ricoh	12,000	191,630
Rinnai	500	12,801
Rohm	1,900	179,247
Ryohin Keikaku	400	20,206
SMC	1,000	105,432
Saizeriya	400	5,372
Sanden	2,000	9,445
Sanken Electric	2,000	27,120
Sankyo	6,600	137,514
Sankyo	900	44,564
Sanwa Shutter	3,200	17,283
Sanyo Electric	26,000	75,026
Sapporo Holdings	4,000	18,693
Secom	3,500	140,315
Sega Sammy Holdings	1,192	69,612
Seiko Epson	1,700	59,031
Seino Transportation	3,000	28,496
Sekisui Chemical	7,000	50,751
Sekisui House	9,000	95,214
Seven-Eleven Japan	6,500	183,007
77 Bank	6,000	40,747
Sharp	17,000	265,876
Shimachu	700	18,062
Shimamura	300	24,862
Shimano	1,200	39,573
Shimizu	8,000	38,011
Shin-Etsu Chemical	6,500	240,372
Shinsei Bank	17,000	92,261
Shionogi	5,000	69,613
Shiseido	6,000	76,401
Shizuoka Bank	10,400	96,917
Showa Denko	17,000	43,228
Showa Shell Sekiyu	3,000	30,174
Skylark	1,000	16,617

24

Common Stocks (continued)	Shares		Value ($)

Japan (continued)
Snow Brand Milk Products	1,750	[a]	5,492
Softbank	4,100		165,084
Sojitz Holdings	2,600	[a]	12,636
Sompo Japan Insurance	13,000		126,256
Sony	16,380		603,963
Stanley Electric	2,600		42,225
Sumitomo	16,000		135,413
Sumitomo Bakelite	3,000		18,717
Sumitomo Chemical	24,000		122,837
Sumitomo Electric Industries	11,800		123,380
Sumitomo Heavy Industries	9,000		36,589
Sumitomo Metal Industries	65,000		115,219
Sumitomo Metal Mining	9,000		63,281
Sumitomo Mitsui Financial Group	77		497,574
Sumitomo Osaka Cement	5,000		12,690
Sumitomo Realty & Development	7,000		79,880
Sumitomo Trust & Banking	21,000		131,419
Suruga Bank	4,000		34,861
Suzuken	720		19,626
T&D Holdings	3,250		160,614
TDK	2,200		154,037
THK	1,500		28,118
TIS	500		17,990
Taiheiyo Cement	14,000		39,229
Taisei	16,000		56,171
Taisho Pharmaceutical	3,000		64,262
Taiyo Nippon Sanso	4,000		22,686
Taiyo Yuden	2,100		21,774
Takara Holdings	3,000		19,256
Takashimaya	5,000		44,598
Takeda Pharmaceutical	15,700		764,660
Takefuji	1,900		120,240
Takuma	1,000		8,094
Teijin	14,000		63,425
Teikoku Oil	4,000		28,532

The Fund 25

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Terumo	3,100	92,265
Tobu Railway	12,000	44,975
Toda	3,000	14,766
Toho	2,400	37,971
Tohoku Electric Power	7,300	140,915
Tokyo Broadcasting System	500	9,409
Tokyo Electric Power	20,372	488,885
Tokyo Electron	3,000	154,963
Tokyo Gas	45,000	180,346
Tokyo Style	2,000	21,979
Tokyu	16,820	81,498
Tokyu Land	5,000	20,711
TonenGeneral Sekiyu	5,000	53,410
Toppan Printing	10,000	109,348
Toray Industries	20,000	89,280
Toshiba	51,000	209,007
Tosoh	7,000	32,890
Toto	5,000	42,603
Toyo Seikan Kaisha	2,400	44,208
Toyo Suisan Kaisha	2,000	31,448
Toyobo	8,200	19,323
Toyoda Gosei	800	14,612
Toyota Industries	3,300	91,679
Toyota Motor	50,914	1,852,871
Trend Micro	1,500	55,112
UFJ Holdings	67 [a]	352,850
UNY	3,000	34,855
USS	450	35,592
Ube Industries	15,600	31,267
Uni-Charm	800	35,772
Uniden	1,000	20,136
Ushio	2,000	38,636
Wacoal	2,000	25,101
West Japan Railway	29	107,552
World	700	23,218

26

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Yahoo! Japan	64	142,279
Yakult Honsha	2,000	39,667
Yamada Denki	1,300	62,502
Yamaha	2,800	41,500
Yamaha Motor	2,800	49,164
Yamato Transport	7,400	97,890
Yamazaki Baking	2,000	17,747
Yokogawa Electric	3,900	50,885
Zeon	3,000	23,790
		32,853,275
Luxembourg—.1%
Arcelor	8,393	170,428
Oriflame Cosmetics	580 [a]	12,478
		182,906
Netherlands—4.9%
ABN AMRO Holding	30,832	757,016
ASML Holding	8,512 [a]	123,421
Aegon	24,276	305,513
Akzo Nobel	4,746	195,493
Corio	708	38,129
DSM	1,376	92,719
Euronext	1,645	54,355
Getronics	14,624	23,332
Hagemeyer	9,322 [a]	21,145
Heineken	4,304	137,202
IHC Caland	521 [a]	33,974
ING Groep	33,064	909,453
Koninklijke Ahold	27,715 [a]	211,001
Koninklijke Philips Electronics	23,267	582,216
OCE	1,200	17,933
Qiagen	2,281 [a]	29,911
Randstad Holdings	845	34,522
Reed Elsevier	12,307	177,703
Rodamco Europe	830	62,898
Royal Dutch Petroleum	36,692	2,146,811

The Fund 27

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Netherlands (continued)
Royal KPN	38,520	322,531
Royal Numico	2,584 [a]	107,352
STMicroelectronics	10,308	146,672
TNT	6,868	187,394
Unilever	10,099	652,889
VNU	4,148	117,122
Vedior	3,112	48,009
Wereldhave	389	38,436
Wolters Kluwer	4,905	87,592
		7,662,744
New Zealand—.2%
Auckland International Airport	19,388	28,322
Carter Holt Harvey	8,850	12,062
Contact Energy	5,704	29,751
Fisher & Paykel Appliances Holdings	3,468	7,087
Fisher & Paykel Healthcare	6,500	14,392
Fletcher Building	8,814	40,055
Independent Newspapers	1,500	6,581
NGC Holdings	3,200	7,833
Sky City Entertainment Group	7,799	25,263
Sky Network Television	1,300	6,294
Telecom Corp of New Zealand	34,153	151,773
Tenon	1,122 [a]	2,986
Tower	4,325 [a]	5,686
Warehouse Group	2,700	7,425
Waste Management	1,400	6,056
		351,566
Norway—.7%
DNB NOR	11,807	112,998
Frontline	700	31,013
Norsk Hydro	2,575	203,487
Norske Skogindustrier	1,680	29,406
Orkla	3,258	109,393
Petroleum Geo-Services	370 [a]	22,363
Schibsted	1,100	26,232

28

Common Stocks (continued)	Shares	Value ($)

Norway (continued)
Ship Finance International	70	1,300
Smedvig, CL. A	800	14,038
Statoil	11,740	207,361
Stolt Offshore	3,591 [a]	26,341
Storebrand	4,350	32,609
Tandberg	3,000	30,705
Telenor	13,857	116,104
Tomra Systems	2,550	9,379
Yara International	3,974	52,883
		1,025,612
Portugal—.3%
Banco BPI	5,214	21,029
Banco Comercial Portugues	37,567	101,172
Banco Espirito Santo	1,834	31,070
Brisa-Auto Estradas de Portugal	6,721	53,817
Cimpor Cimentos de Portugal	4,095	22,737
Energias de Portugal	35,735	96,958
Jeronimo Martins	525 [a]	8,072
PT Multimedia Servicos de Telecomunicacoes e Multimedia	780	18,539
Portugal Telecom	13,600	149,776
Sonae	13,560	21,583
		524,753
Singapore—.8%
Allgreen Properties	6,000	4,367
Ascendas Real Estate Investment Trust	15,700	19,049
CapitaLand	19,000	29,707
CapitaMall Trust	14,000	18,702
Chartered Semiconductor Manufacturing	14,000 [a]	8,209
City Developments	9,000	38,092
ComfortDelgro	29,700	31,737
Creative Technology	750	6,488
DBS Group Holdings	20,059	175,838
Datacraft Asia	3,000 [a]	2,828
Fraser and Neave	3,430	32,610
Haw Par	1,658	5,286

The Fund 29

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Singapore (continued)
Jardine Cycle & Carriage	2,422	18,150
Keppel	10,500	68,865
Keppel Land	5,000	7,731
Neptune Orient Lines	8,000	16,708
Oversea-Chinese Banking	18,143	149,238
Overseas Union Enterprise	1,000	5,215
Parkway Holdings	7,000	7,136
SMRT	8,000	4,490
STATS ChipPAC	15,000 [a]	9,146
SembCorp Industries	13,037	15,758
SembCorp Logistics	3,357	3,368
SembCorp Marine	7,000	8,383
Singapore Airlines	10,000	68,637
Singapore Exchange	15,000	17,101
Singapore Land	2,000	7,244
Singapore Post	18,000	9,484
Singapore Press Holdings	28,075	74,977
Singapore Technologies Engineering	25,000	38,012
Singapore Telecommunications	116,265	182,396
Suntec Real Estate Investment Trust	19,000	14,190
United Overseas Bank	20,112	176,402
United Overseas Land	5,000	6,805
Venture	4,000	34,176
Wing Tai Holdings	6,000	3,427
		1,319,952
South Africa—.4%
Anglo American	25,093	560,002
Spain—3.9%
ACS Actividades Cons y Serv	4,559	111,555
Abertis Infraestructuras	4,088	90,178
Acciona	488	42,140
Acerinox	3,120	46,632
Altadis	4,703	200,223
Amadeus Global Travel Distribution	6,035	56,537
Antena 3 de Television	1,243	24,872

30

Common Stocks (continued)	Shares	Value ($)

Spain (continued)
Banco Bilbao Vizcaya Argentaria	56,848	883,414
Banco Popular Espanol	2,975	185,953
Banco Santander Central Hispano	104,752	1,227,003
Cintra Concesiones de Infraestructuras de Transporte	3,202	34,398
Corp Mapfre	1,777	26,536
Endesa	16,899	370,412
Fomento de Construcciones y Contratas	786	42,620
Gamesa Corp Tecnologica	2,113	27,407
Gas Natural SDG	2,864	81,934
Grupo Ferrovial	1,164	66,574
Iberdrola	13,594	355,596
Iberia Lineas Aereas de Espana	8,017	24,859
Inditex	3,759	111,887
Indra Sistemas	2,010	34,895
Metrovacesa	804	43,633
NH Hoteles	1,165	14,154
Promotora de Informaciones	1,230	23,454
Repsol YPF	16,222	413,621
Sacyr Vallehermoso	1,957	33,046
Sociedad General de Aguas de Barcelona, Cl. A	1,172	24,029
Sogecable	728 [a]	27,267
Telefonica	78,621	1,341,198
Telefonica Publicidad e Informacion	3,115	28,658
Union Fenosa	3,685	110,938
Zeltia	2,944	24,543
		6,130,166
Sweden—2.4%
Alfa Laval	1,700	23,848
Assa Abloy, CL. B	5,392	69,957
Atlas Copco, CL. A	2,065	94,098
Atlas Copco, CL. B	1,200	49,920
Axfood	420	10,873
Billerud	800	10,854
Capio	1,120	17,393
Castellum	600	22,196

The Fund 31

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Sweden (continued)
D Carnegie	870	9,010
Electrolux, CL. B	4,907	99,419
Elekta, CL. B	400 [a]	14,075
Eniro	2,873	32,741
Gambro, CL. A	2,742	37,081
Gambro, CL. B	2,300	31,207
Getinge, CL. B	3,400	48,898
Hennes & Mauritz, CL. B	8,384	290,023
Hoganas, CL. B	400	10,584
Holmen, CL. B	900	24,012
Lundin Petroleum	3,300 [a]	24,782
Modern Times Group, CL. B	900 [a]	27,808
Nordea Bank	37,258	354,642
OMX	1,650 [a]	19,200
SAS	2,050 [a]	18,206
SKF, Cl. B	1,597	67,485
Sandvik	3,766	147,939
Scania, CL. B	1,672	64,971
Securitas, CL. B	4,804	77,346
Skandia Forsakrings	18,860	88,870
Skandinaviska Enskilda Banken, CL. A	8,329	147,336
Skanska, CL. B	6,499	78,409
Ssab Svenskt Stal, Ser. A	900	20,792
Ssab Svenskt Stal, Ser. B	400	8,905
Svenska Cellulosa, CL. B	3,302	115,220
Svenska Handelsbanken, CL. A	9,088	204,865
Swedish Match	5,764	68,182
Telefonaktiebolaget LM Ericsson, CL. B	261,381	776,948
Tele2, CL. B	1,615	51,285
TeliaSonera	37,734	197,874
Trelleborg, CL. B	1,040	15,326
Volvo, CL. A	1,822	71,312
Volvo, CL. B	3,953	160,736
WM-data, Cl. B	5,000	12,715
Wihlborgs Fastigheter	1,323	32,345
		3,749,688

32

Common Stocks (continued)	Shares	Value ($)

Switzerland—6.9%
ABB	32,551 [a]	202,977
Adecco	2,250	109,173
Ciba Specialty Chemicals	1,131	71,098
Clariant	4,141	65,112
Compagnie Financiere Richemont, Cl. A	9,079	270,449
Credit Suisse Group	20,070	848,326
Geberit	57	38,408
Givaudan	128	80,874
Holcim	2,818	171,991
Kudelski	651	21,503
Kuoni Reisen Holding	41	16,071
Logitech International	791 [a]	45,670
Lonza Group	651	39,355
Micronas Semiconductor	647 [a]	23,553
Nestle	7,108	1,874,251
Nobel Biocare Holding	397	85,266
Novartis	41,579	2,031,703
Phonak Holding	822	28,766
Rieter Holding	65	18,306
Roche Holding	12,382	1,504,135
SGS	76	51,634
Schindler Holding	83	30,192
Serono, CL . B	115	73,613
Straumann Holding	143	30,991
Sulzer	57	23,230
Swatch Group	1,198	31,561
Swatch Group, Cl. B	612	78,677
Swiss Reinsurance	5,710	380,177
Swisscom	464	160,786
Syngenta	1,870	194,229
Synthes	796	90,639
UBS	18,840	1,516,764
Unaxis Holding	216	30,982
Valora Holding	61	13,350
Zurich Financial Services	2,550 [a]	432,491
		10,686,303

The Fund 33

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom—24.7
ARM Holdings	22,841	42,065
Aegis Group	19,147	35,285
Aggreko	4,440	15,616
Alliance Unichem	4,523	69,063
Amec	5,236	32,441
Amvescap	13,352	77,729
Arriva	3,304	32,004
Associated British Ports Holdings	5,399	47,660
AstraZeneca	29,106	1,278,040
Aviva	40,315	455,682
BAA	18,704	207,517
BAE Systems	57,080	279,109
BBA Group	7,305	38,832
BG Group	62,541	484,119
BHP Billiton	43,645	532,710
BOC Group	8,747	162,317
BP	379,337	3,869,473
BPB	9,080	79,164
BT Group	150,930	577,550
Balfour Beatty	7,805	45,562
Barclays	113,361	1,169,232
Barratt Developments	4,062	46,288
Bellway	2,066	30,244
Berkeley Group Holdings	2,063	30,418
Boots Group	13,282	152,894
Brambles Industries	12,983	72,531
British Airways	9,939 [a]	45,423
British American Tobacco	28,440	533,059
British Land	9,117	142,919
British Sky Broadcasting	21,824	226,196
Bunzl	8,000	78,182
Cable & Wireless	41,967	96,365
Cadbury Schweppes	36,726	369,808
Capita Group	12,060	86,890
Carnival	2,983	154,207

34

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Cattles	5,170	30,019
Centrica	66,498	282,488
Close Brothers Group	2,095	28,287
Cobham	2,084	51,587
Compass Group	37,753	169,140
Cookson Group	36,741 [a]	24,964
Corus Group	69,721 [a]	58,223
Daily Mail & General Trust	5,415	69,176
Davis Service Group	3,572	29,373
De La Rue	2,707	19,155
Diageo	53,281	789,910
Dixons Group	34,175	93,204
EMI Group	14,255	64,959
Electrocomponents	8,351	36,777
Emap	4,617	70,362
Enterprise Inns	6,355	88,621
Exel	5,316	83,923
FKI	8,710	15,538
Firstgroup	7,518	45,855
Friends Provident	34,249	105,409
GKN	13,381	59,071
GUS	17,669	281,997
GlaxoSmithKline	103,609	2,611,574
Great Portland Estates	1,720	10,854
Group 4 Securicor	21,182	53,348
HBOS	69,185	1,023,925
HMV Group	6,560	28,480
HSBC Holdings	197,003	3,153,506
Hammerson	4,961	80,899
Hanson	12,575	116,304
Hays	30,651	76,618
Hilton Group	27,834	145,648
ICAP	7,863	39,477
IMI	5,951	45,374
Imperial Chemical Industries	20,564	99,395

The Fund 35

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Imperial Tobacco Group	12,934	370,581
Inchcape	1,275	43,338
Intercontinental Hotels Group	11,116	132,270
International Power	26,765	93,374
Intertek Group	2,632	38,273
Invensys	97,963 [a]	24,099
Johnson Matthey	4,051	71,015
Kelda Group	6,730	81,356
Kesa Electricals	9,865	50,173
Kingfisher	41,785	197,220
Land Securities Group	8,334	212,491
Legal & General Group	115,894	231,977
Liberty International	4,322	78,115
Lloyds TSB Group	98,762	849,351
LogicaCMG	12,119	38,072
London Stock Exchange	4,308	38,039
MFI Furniture	9,710	18,898
Man Group	4,763	111,063
Marconi	3,397 [a]	16,983
Marks & Spencer Group	28,797	186,155
Meggitt	7,362	36,295
Misys	9,747	37,946
Mitchells & Butlers	8,756	50,194
National Express Group	2,380	38,344
National Grid Transco	54,636	538,380
Next	4,496	127,570
Pearson	14,059	171,142
Peninsular and Oriental Steam Navigation	13,325	68,487
Persimmon	4,925	63,837
Pilkington	17,642	36,555
Premier Farnell	5,140	14,619
Provident Financial	4,272	54,623
Prudential	41,838	377,828
Punch Taverns	4,637	56,142
Rank Group	11,179	55,554

36

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Reckitt Benckiser	10,928	355,316
Reed Elsevier	22,700	222,314
Rentokil Initial	32,086	96,420
Reuters Group	25,057	184,782
Rexam	10,028	88,293
Rio Tinto	18,877	570,105
Rolls-Royce Group	26,372	119,864
Royal & Sun Alliance Insurance Group	50,757	73,534
Royal Bank of Scotland Group	55,884	1,688,474
SABMiller	14,309	212,451
SSL International	3,900	20,523
Sage Group	23,345	87,524
Sainsbury (J)	23,356	126,283
Schroders	2,417	31,255
Scottish & Newcastle	13,855	120,515
Scottish & Southern Energy	15,255	274,151
Scottish Power	33,157	268,668
Serco Group	7,990	36,534
Severn Trent	5,981	111,037
Shell Transport & Trading	169,605	1,521,035
Signet Group	31,297	60,680
Slough Estates	7,540	69,289
Smith & Nephew	16,466	169,756
Smiths Group	9,843	161,619
Stagecoach Group	15,251	30,196
Tate & Lyle	6,999	62,266
Taylor Woodrow	9,825	53,954
Tesco	136,720	808,012
3i Group	10,804	132,190
Tomkins	12,848	60,498
Trinity Mirror	5,313	64,886
Unilever	48,960	466,663
United Business Media	6,221	59,095
United Utilities	9,614	116,957
United Utilities, CL. A	5,676	49,019

The Fund 37

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Vodafone Group	1,160,286	3,032,826
WPP Group	21,114	230,112
Whitbread	5,423	88,297
William Hill	7,237	74,622
Wimpey (George)	6,559	49,056
Wolseley	10,451	210,490
Yell Group	12,098	92,970
		38,542,925
Total Common Stocks
(cost $123,422,189)		153,015,058

Preferred Stocks—.2%

Germany—.2%
Fresenius Medical Care	400	23,015
Henkel KGaA	1,030	89,088
Porsche	140	90,941
ProSiebenSat.1 Media	1,533	26,277
RWE	665	34,438
Volkswagen	1,897	59,908
Total Preferred Stocks
(cost $272,865)		323,667

Other Investments—2.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,900,000)	3,900,000 [b]	3,900,000

38

	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)

U.S. Treasury Bill;
2.72%, 6/9/2005
(cost $294,131)	295,000 [c]	294,183

Total Investments (cost $127,889,185)	101.1%	157,532,908
Liabilities, Less Cash and Receivables	(1.1%)	(1,634,287)
Net Assets	100.0%	155,898,621

[a] Non-income producing.
[b] Investments in affiliated money market mutual funds.
[c] Partially held by the broker in a segregated account as collateral for open financial futures positions.

Portfolio Summary	(Unaudited)†

	Value (%)		Value (%)

Financials	24.8	Telecommunication Services	7.2
Consumer Discrentionary	12.0	Information Technology	5.9
Industrials	9.8	Utilities	5.6
Energy	8.8	Futures Contracts	(.0)
Health Care	8.6	Short-Term Investments	2.7
Consumer Staples	8.3
Materials	7.4		101.1

† Based on net assets.
See notes to financial statetments.

The Fund 39

STATEMENT OF FINANCIAL FUTURES

April 30, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2005 ($)

Financial Futures Long
DJ Euro STOXX 50	22	825,898	June 2005	(2,009)
Financial Times 100	7	641,193	June 2005	(5,908)
TOPIX	4	428,156	June 2005	2,580
				(5,337)

See notes to financial statements.
40

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	123,989,185	153,632,908
Affiliated issuers	3,900,000	3,900,000
Cash		178,265
Cash denominated in foreign currencies	458,495	457,601
Dividends and interest receivable		695,652
Receivable for shares of Common Stock subscribed		177,016
Receivable investment securities sold		28,664
Net unrealized appreciation on forward
currency exchange contracts—Note 4		18,382
Receivable for futures variation margin—Note 4		2,096
		159,090,584

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		76,774
Payable for investment securities purchased		3,043,475
Payable for shares of Common Stock redeemed		63,052
Net unrealized depreciation on forward
currency exchange contracts—Note 4		8,662
		3,191,963

Net Assets ($)		155,898,621

Composition of Net Assets ($):
Paid-in capital		145,702,385
Accumulated undistributed investment income—net		897,122
Accumulated net realized gain (loss) on investments		(20,348,863)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions [including
($5,337) net unrealized (depreciation) on financial futures]		29,647,977

Net Assets ($)		155,898,621

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		11,628,947
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		13.41

See notes to financial statements.

The Fund 41

STATEMENT OF OPERATIONS Six Months Ended April 30, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $176,001 foreign taxes withheld at source)	2,004,769
Income on securities lending	1,425
Total Income	2,006,194
Expenses:
Management fee—Note 3(a)	249,339
Shareholder servicing costs—Note 3(b)	178,100
Loan commitment fees—Note 2	167
Total Expenses	427,606
Investment Income—Net	1,578,588

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	180,484
Net realized gain (loss) on forward currency exchange contracts	283,011
Net realized gain (loss) on financial futures	175,185
Net Realized Gain (Loss)	638,680
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $1,060
net unrealized appreciation on financial futures)	8,052,199
Net Realized and Unrealized Gain (Loss) on Investments	8,690,879
Net Increase in Net Assets Resulting from Operations	10,269,467

See notes to financial statements.
42

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Operations ($):
Investment income—net	1,578,588	2,266,584
Net realized gain (loss) on investments	638,680	(1,547,714)
Net unrealized appreciation
(depreciation) on investments	8,052,199	16,665,140
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,269,467	17,384,010

Dividends to Shareholders from ($):
Investment income—net	(2,772,459)	(2,598,401)

Capital Stock Transactions ($):
Net proceeds from shares sold	48,498,175	49,003,241
Dividends reinvested	2,386,289	2,173,964
Cost of shares redeemed	(19,649,065)	(40,527,316)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	31,235,399	10,649,889
Total Increase (Decrease) in Net Assets	38,732,407	25,435,498

Net Assets ($):
Beginning of Period	117,166,214	91,730,716
End of Period	155,898,621	117,166,214
Undistributed investment income—net	897,122	2,090,993

Capital Share Transactions (Shares):
Shares sold	3,579,324	4,094,263
Shares issued for dividends reinvested	175,076	197,095
Shares redeemed	(1,443,220)	(3,381,139)
Net Increase (Decrease) in Shares Outstanding	2,311,180	910,219

See notes to financial statements.

The Fund 43

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

Six Months Ended
April 30, 2005			Year Ended October 31,

	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	12.57	10.91	8.89	10.60	14.18	14.95
Investment Operations:
Investment income—net [a]	.15	.25	.18	.15	.15	.19
Net realized and unrealized
gain (loss) on investments	.96	1.72	2.04	(1.73)	(3.74)	(.78)
Total from
Investment Operations	1.11	1.97	2.22	(1.58)	(3.59)	(.59)
Distributions:
Dividends from investment
income—net	(.27)	(.31)	(.20)	(.13)	—	(.18)
Redemption fee reimbursement	—	.00[b]	.00[b]	.00[b]	.01	.00[b]

Net asset value, end of period	13.41	12.57	10.91	8.89	10.60	14.18

Total Return (%)	8.80[c]	18.40	25.49	(15.12)	(25.25)	(4.09)

Ratios/Supplemental Data (%):
Ratio total expenses to
average net assets	.30[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	1.10[c]	2.07	1.98	1.44	1.26	1.21
Portfolio Turnover Rate	2.32[c]	14.80	11.37	24.12	30.02	15.32

Net Assets, end of period
($ x 1,000)	155,899	117,116	91,731	82,091	72,344	51,619

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.

44

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe,Australia, Far East (Free) Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Financial futures are valued at the last sales price.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities

46

other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institu-tions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $14,062,054 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2004. If not applied, $58,106 of the carryover expires in fiscal 2005, $167,514 expires in fiscal 2006, $2,874,348 expires in fiscal 2009, $5,891,135 expires in fiscal 2010, $4,292,311 expires in fiscal 2011 and $778,640 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004, was as follows: ordinary income $2,598,401. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35 of 1% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has

48

agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Board Members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board Members (including counsel fees). Each Board member also serves as a Board Member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $25,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager were in fact paid directly by the Manager to the non-interested Board members. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2005, the fund was charged $178,100 pursuant to the Shareholder Services Plan.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $44,785 and shareholder services plan fees $31,989.

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests it’s available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 2005, amounted to $34,466,096 and $3,223,273, respectively.

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

50

The following summarizes open forward currency exchange contracts at April 30, 2005:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Australian Dollar,
expiring 5/2/2005	241,712	187,675	188,729	1,054
British Pound,
expiring 5/3/2005	480,593	916,737	917,885	1,148
British Pound,
expiring 6/16/2005	313,930	598,147	598,322	175
Danish Krone,
expiring 5/2/2005	58,676	10,215	10,173	(42)
Euro,
expiring 5/2/2005	612,621	794,263	790,863	(3,400)
Euro,
expiring 5/4/2005	5,938	7,699	7,666	(33)
Euro,
expiring 6/16/2005	457,510	595,263	591,355	(3,908)
Japanese Yen,
expiring 5/6/2005	59,579,968	562,309	567,888	5,579
Japanese Yen,
expiring 6/16/2005	59,660,000	560,856	570,827	9,971
New Zealand Dollar,
expiring 5/2/2005	21,098	15,245	15,446	201
Norwegian Krone,
expiring 5/2/2005	114,715	18,314	18,227	(87)
Singapore Dollar,
expiring 5/3/2005	57,770	35,090	35,344	254
Swedish Krona,
expiring 5/2/2005	569,319	80,731	79,907	(824)
Swiss Franc,
expiring 5/2/2005	256,695	215,997	215,629	(368)
Total				9,720

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2005, are set forth in the Statement of Financial Futures.

At April 30, 2005, accumulated net unrealized appreciation on investments was $29,643,723, consisting of $33,777,027 gross unrealized appreciation and $4,133,304 gross unrealized depreciation.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and

52

distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 53

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on March 14, 2005, the Board considered the re-approval for another one-year term of the fund’s Management Agreement (the “Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members who are not “interested persons” (as defined in the Act (the “Independent Directors”)) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as the distribution of other funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages, and discussed the results of the comparisons.The Board members noted that the fund’s performance as measured by total return was consistent with

54

the total return of the EAFE Index, and that the slight variations were due primarily to fees.The Board members also noted that the fund’s performance measured by total return was above the comparison group and Lipper category averages for the one-year period ended January 31,2005.

The Board members reviewed the range of management fees, advisory fee and expense ratios, noting that the fund’s management fee was lower than a majority of the funds in the comparison group, and that the fund’s expense ratio was lower than that of the fund’s comparison group and Lipper category averages.The Board members also considered the fund’s primary distribution channel,and the fees charged,and services provided, by financial intermediaries offering the fund in that channel.The Board members noted that, as a “unitary fee” fund, the Manager has voluntarily agreed to pay all of the fund’s expenses, except management fees, brokerage commissions, taxes, interest, fees and expenses of non interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses.The Board also noted that the Manager voluntarily agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”) and by separate accounts, or mutual funds for which the Manager or its affiliates serve as sub-investment adviser, with similar investment objectives, policies and strategies as the Fund (“Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) and explained the nature of each Similar Account and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Accounts as compared to management of the fund.The Manager’s representatives also reviewed the costs associated with distribution of the fund and Similar Accounts through inter-mediaries.The Board analyzed differences in fees paid to the Manager and

The Fund 55

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S
I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

discussed the relationship of the fees paid in light of the Manager’s performance and the services provided.Noting the fund’s “unitary fee”struc-ture, the Board members concluded that the Similar Funds had advisory fees and expense ratios that were higher than the fund’s management fee and expense ratio and the Separate Accounts had advisory fees that were lower than the fund’s management fee. A representative of the Manager stated that certain Similar Accounts had lower advisory fees as a result of historical pricing arrangements and other Similar Accounts were mutual funds that were sub-advised but not administered by an affiliate of the Manager.The Board members considered the relevance of the fee information provided for the Separate Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board acknowledged that differences in fees paid by the Separate Accounts seemed to be consistent with the management and other services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that the Manager had no soft dollar arrangement with respect to the fund.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

56

At the conclusion of these discussions, each of the Independent Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits realized, or to be realized, and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board recognized that economies of scale may be realized as the fund’s assets increase and determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 57

For More	Information

Dreyfus International	Transfer Agent &
Stock Index Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Boston Safe Deposit and
Trust Company
One Boston Place
Boston, MA 02109

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The
Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the
Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the
Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York,
New York	10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	June 29, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	June 29, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)